UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PIP 2 - PGIM QMA Emerging Markets Equity Fund & PIP 2 – PGIM QMA International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	10/31/2018

Item 1 – Reports to Stockholders

     PGIM QMA EMERGING MARKETS EQUITY FUND

(Formerly known as Prudential QMA Emerging Markets Equity Fund)

ANNUAL REPORT

OCTOBER 31, 2018

Objective: To seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

Highlights (unaudited)

•	The Fund’s valuation factors improved significantly, particularly toward the end of the period, with the valuation component posting four consecutive months of positive returns.

•

Regionally, Brazil contributed most to relative performance as a result of the Fund’s stock selection and overweights in the financials, utilities, and consumer discretionary sectors. India also contributed significantly, driven by stock selection and overweights in information technology.

•	The Fund’s overweight in Turkey, most notably in the financials sector, detracted from performance.

•	Although the Fund benefited as valuation factors strengthened during the period, growth metrics weakened, tempering the valuation component’s effectiveness.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc., a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 10/31/18
	One Year (%)	Since Inception (%)
Class R6*	–12.31	8.15 (11/29/16)
MSCI Emerging Markets Index
	–12.52	8.03
Lipper Emerging Markets Funds Average
	–13.58	5.94

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the MSCI Emerging Markets Index by portraying the initial account values at the commencement of operations of the Fund (November 29, 2016) and the account values at the end of the current fiscal year (October 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursments, the returns would have been lower.

PGIM QMA Emerging Markets Equity Fund	3

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

*Formerly known as Class Q shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) is comprised of funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 10/31/18 (%)
Samsung Electronics Co. Ltd., Technology Hardware, Storage & Peripherals	4.3
Tencent Holdings Ltd., Interactive Media & Services	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., Semiconductors & Semiconductor Equipment	3.3
Alibaba Group Holding Ltd., Internet & Direct Marketing Retail	3.1
iShares MSCI Emerging Markets ETF	2.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/18 (%)
Banks	16.8
Oil, Gas & Consumable Fuels	8.3
Interactive Media & Services	6.0
Semiconductors & Semiconductor Equipment	5.7
Technology Hardware, Storage & Peripherals	5.1

Industry weightings reflect only long-term investments and are subject to change.

PGIM QMA Emerging Markets Equity Fund	5

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM QMA Emerging Markets Equity Fund’s Class R6 shares returned –12.31% for the 12-month period that ended October 31, 2018, outperforming the –12.52% return of the MSCI Emerging Markets Index (the Index) and the –13.58% return of the Lipper Emerging Markets Fund Average.

What were the market conditions?

•

While 2017 was characterized as a year of synchronized global recovery, 2018 may be best described as a year of divergence. With the US Congress’ fiscal stimulus in late 2017 boosting economic activity, the US stands out among the world’s major economies with accelerating growth, even as other major economies appear to be slowing—at least in the near term.

•

Anxiety regarding a global trade war emerged in March 2018, eased in May, but intensified again in June on the heels of unprecedented acrimony at the G7 summit and the Trump administration’s threat to impose round after round of tariffs on Chinese goods. The G7, or Group of Seven, is a forum of the world’s largest industrialized economies and consists of Canada, France, Germany, Italy, Japan, the United Kingdom (the UK), and the US. Retaliatory measures by China ignited fears of a tit-for-tat escalation cycle, which would have been destructive for global growth.

•

Fears of trade wars abated toward the end of the summer with good news heralded by an agreement with Mexico, lower-than-expected tariffs on $200 billion of Chinese goods, and, lastly, a trade agreement with Canada that concluded renegotiation of NAFTA (North American Free Trade Agreement). US equity markets surged again, rising more than 7% from July through September and reaching new highs on reduced geopolitical anxiety and more good news on the earnings front.

•

US equities were volatile in October 2018, declining amid investor concerns about the pace of US economic growth and the outlook for corporate earnings. Toward the end of the month, US equities retraced some of their losses on positive economic news and solid earnings reports.

•

This singular strength of the US economy, accompanied by rising US interest rates and the stronger dollar, have put a strain on emerging markets. The rising rates have caused capital outflows from these markets, leading to sharp currency depreciation and unleashing a vicious cycle of inflation and rate hikes. This was especially the case in countries with significant political problems, economic imbalances, and limited reserves, such as Turkey and Argentina. Trade tensions and high oil prices exacerbated the problem, even in stronger emerging market countries, by putting additional pressure on foreign currency reserves. Nevertheless, the emerging markets crisis has been contained so far thanks to China’s commitment to doing “whatever it takes” to keep its economy stable and a proactive stance of other emerging market central banks.

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•

On an absolute basis, based on the performance of their respective MSCI indexes, developed equity markets outpaced their emerging market counterparts, and larger- capitalization companies outpaced smaller MSCI index constituents—a reversal of 2017 (emerging markets was the exception on a size basis).

What worked?

•

The Fund’s valuation factors improved significantly during the reporting period, particularly toward the end of the period, with the valuation component posting four consecutive months of positive returns.

•

On a regional basis, Brazil contributed the most to the Fund’s outperformance on the back of stock selection and overweights in the financials, utilities, and consumer discretionary sectors. The market staged a late comeback as it attempted to shake off the negative impact of widespread political scandal and economic uncertainty.

•

India also contributed significantly, driven by stock selection and overweights in information technology, which was by far the country’s best-performing segment. Effective stock picking in consumer discretionary also added to returns.

What didn’t work?

•	In contrast to the strengthening of valuation factors, growth metrics weakened, tempering the overall effectiveness of the valuation component.

•

On a market basis, the Fund’s outperformance was dampened the most by an overweight in Turkey, most notably in the financials sector. The country’s equity market has had an uphill struggle, posting a 21% rebound in September and capping 12-month losses exceeding 40%. Ongoing geopolitical hardship, trade discords, and uncertainty surrounding President Recep Erdogan’s monetary policies weighed significantly on performance.

Current outlook

•

The global economy entered the last quarter of 2018 with good momentum. However, QMA believes growth has become less synchronized, more uneven, and less robust than in 2017, with economic activity accelerating in the US; moderating in the eurozone, UK, and Japan; and slowing in China and other emerging markets.

•

Trade tensions and the ongoing crisis in emerging markets top the downside risks. Trade uncertainty has now seeped into the gross domestic product (GDP) and business confidence data for Europe and Japan, while the combination of trade tensions, fears of Turkish lira contagion, and Federal Reserve rate hikes have contributed to slowdowns in a number of emerging markets, including China. However, QMA believes that, on balance, the near-term risk of a global downturn remains very low but that storm clouds are gathering.

PGIM QMA Emerging Markets Equity Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Emerging Markets Equity Fund		Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$833.80	1.20%	$5.55
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM QMA Emerging Markets Equity Fund	9

Schedule of Investments

as of October 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS 94.1%

Brazil 6.2%
Banco Bradesco SA	5,511	$44,485
Banco do Brasil SA	24,500	280,780
Banco Santander Brasil SA, UTS	21,400	242,838
Engie Brasil Energia SA	16,500	176,461
Hypera SA	27,100	215,329
Klabin SA, UTS	2,700	13,567
Magazine Luiza SA	5,600	253,418
Petroleo Brasileiro SA	16,600	134,798
Porto Seguro SA	14,200	207,458
TIM Participacoes SA	4,700	14,562
Vale SA	6,832	103,357

		1,687,053

Chile 1.3%
Banco Santander Chile	360,891	26,486
Cencosud SA	77,595	161,510
Cia Cervecerias Unidas SA	818	10,168
Colbun SA	833,632	156,401

		354,565

China 29.6%
Agile Group Holdings Ltd.	126,000	144,398
Alibaba Group Holding Ltd., ADR*	6,000	853,680
Angang Steel Co. Ltd. (Class H Stock)	50,000	42,752
Anhui Conch Cement Co. Ltd. (Class H Stock)	38,000	197,756
ANTA Sports Products Ltd.	21,000	86,879
Autohome, Inc., ADR(a)	1,100	79,618
Baidu, Inc., ADR*	2,300	437,138
Bank of China Ltd. (Class H Stock)	442,000	189,004
Bank of Communications Co. Ltd. (Class H Stock)	287,000	215,820
Beijing Enterprises Holdings Ltd.	3,000	16,236
Beijing Enterprises Water Group Ltd.	30,000	15,349
CGN Power Co. Ltd. (Class H Stock), 144A	59,000	13,570
China CITIC Bank Corp. Ltd. (Class H Stock)	50,000	31,047
China Communications Construction Co. Ltd. (Class H Stock)	25,000	22,925
China Communications Services Corp. Ltd. (Class H Stock)	244,000	197,525
China Conch Venture Holdings Ltd.	9,000	25,307
China Construction Bank Corp. (Class H Stock)	530,000	421,303
China Everbright Ltd.	80,000	141,920
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	55,000	9,992

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	11

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
China Medical System Holdings Ltd.	96,000	$114,428
China Mobile Ltd.	50,500	473,564
China National Building Material Co. Ltd. (Class H Stock)	22,000	15,802
China Petroleum & Chemical Corp. (Class H Stock)	332,000	271,037
China Railway Construction Corp. Ltd. (Class H Stock)	11,000	13,960
China Railway Group Ltd. (Class H Stock)	210,000	188,018
China Resources Cement Holdings Ltd.	72,000	63,928
China Resources Land Ltd.	14,000	47,731
China Resources Pharmaceutical Group Ltd., 144A	10,500	15,433
China Resources Power Holdings Co. Ltd.	10,000	17,626
China Shenhua Energy Co. Ltd. (Class H Stock)	18,500	42,073
China Unicom Hong Kong Ltd.	110,000	114,644
CITIC Ltd.	47,000	70,599
CNOOC Ltd.	184,000	317,447
COSCO SHIPPING Ports Ltd.	36,000	36,758
Country Garden Holdings Co. Ltd.	153,000	164,801
CSPC Pharmaceutical Group Ltd.	14,000	29,670
Far East Horizon Ltd.	66,000	64,223
Fosun International Ltd.	14,500	21,274
Geely Automobile Holdings Ltd.	32,000	61,895
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	16,000	16,255
Hengan International Group Co. Ltd.	4,000	31,694
Industrial & Commercial Bank of China Ltd. (Class H Stock)	141,000	95,767
Jiangsu Expressway Co. Ltd. (Class H Stock)	14,000	18,789
Logan Property Holdings Co. Ltd.	8,000	7,453
Momo, Inc., ADR*	4,500	151,065
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	41,000	16,801
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	32,000	303,673
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	308,000	184,508
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,900	10,869
Shenzhou International Group Holdings Ltd.	4,000	44,459
Shimao Property Holdings Ltd.	6,500	12,811
Sihuan Pharmaceutical Holdings Group Ltd.	616,000	125,304
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	316,000	139,327
Sinopharm Group Co. Ltd. (Class H Stock)	17,600	85,002
Sinotruk Hong Kong Ltd.	82,000	118,677
Sunac China Holdings Ltd.	13,000	35,653
Tencent Holdings Ltd.	27,800	954,909
Want Want China Holdings Ltd.	107,000	76,357
Weichai Power Co. Ltd. (Class H Stock)	170,000	169,133
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	158,000	150,556

		8,036,192

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Colombia 0.8%
Ecopetrol SA	183,695	$214,819

Czech Republic 0.7%
Komercni banka A/S	4,661	177,273

Hong Kong 0.1%
Sino Biopharmaceutical Ltd.	36,000	32,517

Hungary 0.2%
OTP Bank Nyrt	1,236	44,433

India 7.4%
Bajaj Auto Ltd.	461	16,233
Bosch Ltd.	675	180,511
GAIL India Ltd.	4,516	22,937
Havells India Ltd.	1,364	11,955
HCL Technologies Ltd.	14,688	210,292
Hero MotoCorp Ltd.	279	10,448
Hindalco Industries Ltd.	6,418	19,247
Hindustan Unilever Ltd.	3,394	74,617
Housing Development Finance Corp. Ltd.	1,542	36,989
Infosys Ltd., ADR	19,400	183,718
JSW Steel Ltd.	43,155	198,943
Larsen & Toubro Ltd.	2,953	51,990
Mahindra & Mahindra Ltd., GDR	20,402	211,161
Nestle India Ltd.	127	17,514
NTPC Ltd.	9,160	19,791
Page Industries Ltd.	377	150,908
Piramal Enterprises Ltd.	443	13,073
Reliance Industries Ltd., GDR, 144A	2,527	72,146
Tata Consultancy Services Ltd.	10,600	278,622
Tata Steel Ltd.	20,527	154,504
Tech Mahindra Ltd.	7,449	75,173

		2,010,772

Indonesia 0.9%
Astra International Tbk PT	112,700	58,814
Gudang Garam Tbk PT	36,800	175,330
Indah Kiat Pulp & Paper Corp. Tbk PT	14,800	12,417
Indofood Sukses Makmur Tbk PT	26,300	10,357

		256,918

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	13

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Luxembourg 0.1%
Reinet Investments SCA	803	$13,455

Malaysia 1.7%
DiGi.Com Bhd	17,500	18,028
Genting Bhd	99,600	174,858
Malaysia Airports Holdings Bhd	83,400	165,492
Petronas Chemicals Group Bhd	13,300	29,754
PPB Group Bhd	3,100	12,410
Tenaga Nasional Bhd	17,300	60,813

		461,355

Mexico 1.9%
America Movil SAB de CV (Class L Stock)	138,300	100,015
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	10,000	12,519
El Puerto de Liverpool SAB de CV (Class C1 Stock)	15,500	98,433
Gruma SAB de CV (Class B Stock)	17,065	178,519
Grupo Financiero Banorte SAB de CV (Class O Stock)	13,600	74,979
Grupo Financiero Inbursa SAB de CV	8,600	11,207
Grupo Televisa SAB, UTS	13,600	39,173

		514,845

Pakistan 0.7%
Oil & Gas Development Co. Ltd.	153,700	184,741

Peru 0.3%
Credicorp Ltd.	400	90,284

Philippines 0.4%
SM Prime Holdings, Inc.	180,300	113,973

Poland 2.1%
Cyfrowy Polsat SA*	28,443	163,606
Jastrzebska Spolka Weglowa SA*	8,312	160,383
LPP SA	77	157,579
Powszechna Kasa Oszczednosci Bank Polski SA	4,848	50,411
Powszechny Zaklad Ubezpieczen SA	3,371	34,454

		566,433

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Qatar 1.1%
Barwa Real Estate Co.	16,541	$169,669
Industries Qatar QSC	3,548	136,601

		306,270

Romania 0.1%
NEPI Rockcastle PLC	2,060	17,812

Russia 3.7%
Alrosa PJSC	14,300	21,548
Gazprom PJSC	69,830	163,599
Inter RAO UES PJSC	171,000	10,170
LUKOIL PJSC	2,746	205,588
Magnit PJSC, GDR	2,160	28,825
Magnitogorsk Iron & Steel Works PJSC	12,400	9,007
MMC Norilsk Nickel PJSC	178	29,550
Mobile TeleSystems PJSC, ADR	2,800	22,428
Novatek PJSC, GDR	314	53,223
Novolipetsk Steel PJSC	6,510	15,750
Rosneft Oil Co. PJSC	2,040	14,275
Sberbank of Russia PJSC, ADR	17,975	212,105
Severstal PJSC	1,180	18,298
Surgutneftegas PJSC, ADR	6,705	26,686
Tatneft PJSC	11,470	135,034
X5 Retail Group NV, GDR	1,728	40,371

		1,006,457

South Africa 4.7%
Absa Group Ltd.	3,995	40,492
Anglo American Platinum Ltd.	3,299	107,937
Aspen Pharmacare Holdings Ltd.	9,715	102,608
Exxaro Resources Ltd.	1,373	14,004
FirstRand Ltd.	49,047	214,360
Investec Ltd.	16,218	100,662
Kumba Iron Ore Ltd.	8,314	162,629
Naspers Ltd. (Class N Stock)	1,608	282,457
Nedbank Group Ltd.	4,937	83,475
Old Mutual Ltd.	27,166	41,747
RMB Holdings Ltd.	3,936	19,837
Standard Bank Group Ltd.	7,208	79,780
Vodacom Group Ltd.	3,483	29,349

		1,279,337

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	15

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea 14.2%
Daelim Industrial Co. Ltd.	1,011	$67,431
DB Insurance Co. Ltd.	273	17,173
Hana Financial Group, Inc.	6,160	206,650
HLB, Inc.*	172	13,146
Hotel Shilla Co. Ltd.	390	24,422
Industrial Bank of Korea	13,607	177,080
KB Financial Group, Inc.	5,963	247,677
Kia Motors Corp.	4,552	113,108
Korea Investment Holdings Co. Ltd.	225	11,736
KT&G Corp.	2,666	237,116
LG Uplus Corp.	13,661	193,533
Lotte Chemical Corp.	95	21,923
NCSoft Corp.	97	36,518
POSCO	483	109,331
Samsung C&T Corp.	1,664	158,825
Samsung Electro-Mechanics Co. Ltd.	743	77,763
Samsung Electronics Co. Ltd.	31,576	1,179,751
Samsung SDS Co. Ltd.	56	9,496
Shinhan Financial Group Co. Ltd.	2,883	107,873
SK Hynix, Inc.	5,964	359,197
SK Innovation Co. Ltd.	351	65,876
SK Telecom Co. Ltd.	955	224,267
Woori Bank	14,516	201,262

		3,861,154

Taiwan 12.5%
AU Optronics Corp.	167,000	66,203
Catcher Technology Co. Ltd.	4,000	40,520
Cathay Financial Holding Co. Ltd.	134,000	213,163
China Development Financial Holding Corp.	75,000	24,162
China Life Insurance Co. Ltd.	14,000	13,333
CTBC Financial Holding Co. Ltd.	89,000	59,557
Far Eastern New Century Corp.	17,000	17,114
Feng TAY Enterprise Co. Ltd.	2,000	12,072
Formosa Petrochemical Corp.	5,000	19,780
Formosa Plastics Corp.	21,000	68,735
Fubon Financial Holding Co. Ltd.	37,000	58,179
Globalwafers Co. Ltd.	1,000	8,051
Hon Hai Precision Industry Co. Ltd.	20,800	53,328
Inventec Corp.	14,000	11,327
Largan Precision Co. Ltd.	1,000	109,648
Mega Financial Holding Co. Ltd.	191,000	161,317
Micro-Star International Co. Ltd.	4,000	8,919
Nanya Technology Corp.	84,000	141,006

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Taiwan (cont’d.)
Novatek Microelectronics Corp.	36,000	$159,426
President Chain Store Corp.	21,000	237,688
Shin Kong Financial Holding Co. Ltd.	578,208	190,537
SinoPac Financial Holdings Co. Ltd.	543,660	184,798
Taiwan High Speed Rail Corp.	11,000	10,905
Taiwan Semiconductor Manufacturing Co. Ltd.	117,000	887,241
Uni-President Enterprises Corp.	109,000	263,021
Yageo Corp.	13,188	136,812
Yuanta Financial Holding Co. Ltd.	467,000	226,996
Zhen Ding Technology Holding Ltd.	3,000	6,910

		3,390,748

Thailand 1.9%
Bangkok Dusit Medical Services PCL (Class F Stock)	99,000	73,315
Electricity Generating PCL	2,300	16,051
Indorama Ventures PCL	8,780	14,442
Kasikornbank PCL	8,900	53,660
Land & Houses PCL	63,300	19,693
PTT Exploration & Production PCL	7,900	33,302
PTT Global Chemical PCL	89,800	209,996
PTT PCL	58,100	89,653

		510,112

Turkey 1.4%
Akbank TAS	91,129	107,866
Coca-Cola Icecek AS	13,219	65,221
Eregli Demir ve Celik Fabrikalari TAS	6,774	10,983
Ford Otomotiv Sanayi A/S	12,821	137,906
Haci Omer Sabanci Holding A/S	19,965	25,446
KOC Holding A/S	4,170	11,639
Turkiye Garanti Bankasi A/S	12,859	16,087

		375,148

United Arab Emirates 0.0%
Aldar Properties PJSC	21,284	10,018

United States 0.1%
JBS SA	5,300	14,569

TOTAL COMMON STOCKS (cost $25,237,109)		25,531,253

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	17

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
EXCHANGE TRADED FUND 2.8%

United States
iShares MSCI Emerging Markets ETF (cost $747,493)	19,049	$745,959

PREFERRED STOCKS 2.7%

Brazil 2.1%
Cia Brasileira de Distribuicao (PRFC)	900	18,824
Cia Paranaense de Energia (PRFC) (Class B Stock)	23,800	167,492
Itau Unibanco Holding SA (PRFC)	5,700	75,265
Itausa-Investimentos Itau SA (PRFC)	95,280	286,749
Petroleo Brasileiro SA (PRFC)	5,100	37,837

		586,167

South Korea 0.6%
LG Chem Ltd. (PRFC)	43	7,554
Samsung Electronics Co. Ltd. (PRFC)	4,800	151,133

		158,687

TOTAL PREFERRED STOCKS (cost $710,571)		744,854

TOTAL LONG-TERM INVESTMENTS (cost $26,695,173)		27,022,066

SHORT-TERM INVESTMENTS 0.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	69,757	69,757
PGIM Institutional Money Market Fund (cost $69,547; includes $69,250 of cash collateral for securities on loan)(b)(w)	69,541	69,541

TOTAL SHORT-TERM INVESTMENTS (cost $139,304)		139,298

TOTAL INVESTMENTS 100.1% (cost $26,834,477)		27,161,364
Liabilities in excess of other assets (0.1)%		(16,788)

NET ASSETS 100.0%		$27,144,576

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

18

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

UTS—Unit Trust Security

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,380; cash collateral of $69,250 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,687,053	$—	$—
Chile	354,565	—	—
China	1,521,501	6,514,691	—
Colombia	214,819	—	—
Czech Republic	—	177,273	—
Hong Kong	—	32,517	—
Hungary	—	44,433	—
India	467,025	1,543,747	—
Indonesia	—	256,918	—
Luxembourg	13,455	—	—
Malaysia	—	461,355	—
Mexico	514,845	—	—
Pakistan	—	184,741	—
Peru	90,284	—	—
Philippines	—	113,973	—
Poland	—	566,433	—
Qatar	—	306,270	—
Romania	—	17,812	—
Russia	383,638	622,819	—

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	19

Schedule of Investments (continued)

as of October 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
South Africa	$—	$1,279,337	$—
South Korea	—	3,861,154	—
Taiwan	—	3,390,748	—
Thailand	—	510,112	—
Turkey	—	375,148	—
United Arab Emirates	—	10,018	—
United States	14,569	—	—
Exchange Traded Fund
United States	745,959	—	—
Preferred Stocks
Brazil	586,167	—	—
South Korea	—	158,687	—
Affiliated Mutual Funds	139,298	—	—

Total	$6,733,178	$20,428,186	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2018 were as follows (unaudited):

Banks	16.8%
Oil, Gas & Consumable Fuels	8.3
Interactive Media & Services	6.0
Semiconductors & Semiconductor Equipment	5.7
Technology Hardware, Storage & Peripherals	5.1
Metals & Mining	4.4
Insurance	4.0
Wireless Telecommunication Services	3.3
Internet & Direct Marketing Retail	3.1
IT Services	2.8
Exchange Traded Fund	2.8
Real Estate Management & Development	2.6
Pharmaceuticals	2.4
Food Products	2.3
Automobiles	2.2
Diversified Telecommunication Services	1.8
Capital Markets	1.8
Chemicals	1.8
Food & Staples Retailing	1.8
Media	1.7
Industrial Conglomerates	1.7
Textiles, Apparel & Luxury Goods	1.6
Electronic Equipment, Instruments & Components	1.6
Tobacco	1.6
Independent Power & Renewable Electricity Producers	1.5%
Diversified Financial Services	1.4
Multiline Retail	1.3
Construction & Engineering	1.3
Machinery	1.1
Construction Materials	1.0
Electric Utilities	0.8
Transportation Infrastructure	0.8
Auto Components	0.7
Hotels, Restaurants & Leisure	0.6
Health Care Providers & Services	0.6
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	0.5
Household Products	0.3
Beverages	0.2
Gas Utilities	0.2
Thrifts & Mortgage Finance	0.1
Entertainment	0.1
Personal Products	0.1
Specialty Retail	0.1
Water Utilities	0.1
Leisure Products	0.1
Containers & Packaging	0.0 *

See Notes to Financial Statements.

20

Industry Classification (continued):

Paper & Forest Products	0.0	*%
Electrical Equipment	0.0	*

	100.1
Liabilities in excess of other assets	(0.1)

	100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$72,380	$(69,250)	$3,130

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	21

Statement of Assets & Liabilities

as of October 31, 2018

Assets
Investments at value, including securities on loan of $72,380:
Unaffiliated investments (cost $26,695,173)	$27,022,066
Affiliated investments (cost $139,304)	139,298
Foreign currency, at value (cost $23,090)	23,278
Dividends and interest receivable	35,217
Receivable for Fund shares sold	34,449
Tax reclaim receivable	4,185
Due from Manager	1,145
Prepaid expenses	844

Total Assets	27,260,482

Liabilities
Payable to broker for collateral for securities on loan	69,250
Custodian and accounting fees payable	32,659
Shareholders’ reports payable	8,566
Accrued expenses and other liabilities	4,253
Payable for Fund shares reacquired	1,106
Affiliated transfer agent fee payable	46
Payable for investments purchased	26

Total Liabilities	115,906

Net Assets	$27,144,576

Net assets were comprised of:
Shares of beneficial interest, at par	$2,504
Paid-in capital in excess of par	26,187,034
Total distributable earnings (loss)	955,038

Net assets, October 31, 2018	$27,144,576

Class R6
Net asset value, offering price and redemption price per share, ($27,144,576 ÷ 2,504,183 shares of beneficial interest issued and outstanding)	$10.84

See Notes to Financial Statements.

22

Statement of Operations

Year Ended October 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $118,746 foreign withholding tax)	$818,633
Income from securities lending, net (including affiliated income of $1,016)	1,699
Affiliated dividend income	1,634
Interest income	47

Total income	822,013

Expenses
Management fee	223,196
Custodian and accounting fees	115,767
Audit fee	32,320
Legal fees and expenses	19,672
Shareholders’ reports	16,568
Trustees’ fees	12,543
Transfer agent’s fees and expenses (including affiliated expense of $217)	290
Registration fees	188
Miscellaneous	37,760

Total expenses	458,304
Less: Fee waiver and/or expense reimbursement	(101,191)

Net expenses	357,113

Net investment income (loss)	464,900

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3))	279,388
Foreign currency transactions	(17,244)

262,144

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6)) (net of change in foreign capital gains taxes $13,730)	(4,495,360)
Foreign currencies	601

(4,494,759)

Net gain (loss) on investment and foreign currency transactions	(4,232,615)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,767,715)

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	23

Statements of Changes in Net Assets

	Year Ended October 31, 2018		November 29, 2016** through October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$464,900	$329,911
Net realized gain (loss) on investment and foreign currency transactions		262,144	1,512,629
Net change in unrealized appreciation (depreciation) on investments and foreign currencies		(4,494,759)	4,821,872

Net increase (decrease) in net assets resulting from operations		(3,767,715)	6,664,412

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(1,869,012)	—

Dividends from net investment income
Class R6		*	(72,647)

Fund share transactions
Net proceeds from shares sold		3,217,983	22,189,446
Net asset value of shares issued in reinvestment of dividends and distributions		1,869,012	72,647
Cost of shares reacquired		(775,578)	(383,972)

Net increase (decrease) in net assets from Fund share transactions		4,311,417	21,878,121

Total increase (decrease)		(1,325,310)	28,469,886

Net Assets:
Beginning of period		28,469,886	—

End of period(a)		$27,144,576	$28,469,886

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$298,463

*	For the year ended October 31, 2018, the Fund has adopted amendments to Regulation S-X (refer to Note 9).
**	Commencement of operations.

See Notes to Financial Statements.

24

Notes to Financial Statements

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (formerly known as Prudential Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Emerging Markets Equity Fund (the “Fund”). Effective June 11, 2018, the names of the Fund and the other funds which comprise PIP2 were changed by replacing “Prudential” with “PGIM” and each fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of PIP2, including: the PIP2’s Treasurer (or the Treasurer’s direct reports); and the PIP2’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for

PGIM QMA Emerging Markets Equity Fund	25

Notes to Financial Statements (continued)

supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

26

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or

PGIM QMA Emerging Markets Equity Fund	27

Notes to Financial Statements (continued)

paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: PIP2, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

28

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM

PGIM QMA Emerging Markets Equity Fund	29

Notes to Financial Statements (continued)

Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.750% of the Fund’s average daily net assets.

PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Effective November 1, 2018 this waiver agreement was extended through February 29, 2020.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors,

30

and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended October 31, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended October 31, 2018, PGIM, Inc. was compensated $384 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2018, were $37,759,325 and $35,083,190, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2018, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$18,470	$29,399,880	$29,348,593	$—	$—	$69,757	69,757	$1,634

PGIM Institutional Money Market Fund*
481,949	5,026,434	5,438,833	(6)	(3)	69,541	69,541	1,016	**

$500,419	$34,426,314	$34,787,426	$(6)	$(3)	$139,298		$2,650

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the years ended October 31, 2018 and period ended October 31, 2017, the tax character of dividends paid by the Fund were $1,869,012 and $72,647 of ordinary income, respectively.

PGIM QMA Emerging Markets Equity Fund	31

Notes to Financial Statements (continued)

As of October 31, 2018, the accumulated undistributed earnings on a tax basis were $440,194 of ordinary income and $259,565 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2018 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$26,906,085	$2,247,116	$(1,991,837)	$255,279

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales, corporate spin-off adjustment and other cost basis differences between financial and tax accounting.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class R6 shares. Effective as of May 22, 2017, shares of the Fund are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of October 31, 2018, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 2,504,183 Class R6 shares of the Fund. At reporting period end, one

32

shareholder of record held 86% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended October 31, 2018:
Shares sold	260,427	$3,217,983
Shares issued in reinvestment of dividends and distributions	149,044	1,869,012
Shares reacquired	(61,115)	(775,578)

Net increase (decrease) in shares outstanding	348,356	$4,311,417

Period ended October 31, 2017*:
Shares sold	2,178,550	$22,189,446
Shares issued in reinvestment of dividends and distributions	7,286	72,647
Shares reacquired	(30,009)	(383,972)

Net increase (decrease) in shares outstanding	2,155,827	$21,878,121

*	Commencement of operations was November 29, 2016.

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2018.

PGIM QMA Emerging Markets Equity Fund	33

Notes to Financial Statements (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. All of these have been reflected in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in

34

addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Emerging Markets Equity Fund	35

Financial Highlights

Class R6 Shares
	Year Ended October 31, 2018	November 29, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.71)	3.09
Total from investment operations	(1.51)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.04)
Distributions from net realized gains	(0.69)	-
Total dividends and distributions	(0.86)	(0.04)
Net asset value, end of period	$10.84	$13.21
Total Return(c):	(12.31)%	32.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,145	$28,470
Average net assets (000)	$29,759	$24,017
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.54%	1.74%	(e)
Net investment income (loss)	1.56%	1.49%	(e)
Portfolio turnover rate(f)	118%	102%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM QMA Emerging Markets Equity Fund (formerly Prudential QMA Emerging Markets Equity Fund) (the “Fund”), a series of Prudential Investment Portfolios 2, including the schedule of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2018 and the period from November 29, 2016 (commencement of operations) through October 31, 2017, and the related notes (collectively, the financial statements) and the financial highlights for the year or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 2018 and the period from November 29, 2016 (commencement of operations) through October 31, 2017, and the financial highlights for the year or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 17, 2018

PGIM QMA Emerging Markets Equity Fund	37

Federal Income Tax Information (unaudited)

For the year ended October 31, 2018, the Fund reports the maximum amount allowable, but not less than 23.08% of the ordinary income dividends paid during the period as qualified dividend income in accordance with Section 854 of the Internal Revenue Code.

For the year ended October 31, 2018, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $118,746 foreign tax credit from recognized foreign source income of $958,195.

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2018.

38

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 93	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 93	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 93	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM QMA Emerging Markets Equity Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (58) Board Member Portfolios Overseen: 92	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (62) Board Member & Independent Chair Portfolios Overseen: 93	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 92	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (73) Board Member Portfolios Overseen: 93	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 93	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM QMA Emerging Markets Equity Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 92	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

#	Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (56) Board Member & President Portfolios Overseen: 93	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:93	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 92	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM QMA Emerging Markets Equity Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French (56) Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo (44) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

PGIM QMA Emerging Markets Equity Fund

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund.

[1]

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM QMA International Developed Markets Index Fund and PGIM QMA Emerging Markets Equity Fund.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and, QMA and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, and QMA’s organizational structure, senior management, investment operations, and other relevant

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information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2017 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2017. The Board considered that PGIM QMA International Developed Markets Index Fund commenced operations on November 17, 2016 and that PGIM QMA Emerging Markets Equity Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal period ended October 31, 2017. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The

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comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA International Developed Markets Index Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.30% through February 28, 2019.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA Emerging Markets Equity Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.

PGIM QMA Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 1.20% through February 28, 2019.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Andrew R. French, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA EMERGING MARKETS EQUITY FUND

SHARE CLASS	R6*
NASDAQ	PQEMX
CUSIP	74440E706

*Formerly known as Class Q shares.

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

(Formerly known as Prudential QMA International Developed Markets Index Fund)

ANNUAL REPORT

OCTOBER 31, 2018

Objective: To provide investment results that approximate the performance of the Russell Developed Ex-North America Large Cap Net Index.

Highlights (unaudited)

•	The Fund closely tracked the performance of the Russell Developed Ex-North America Large-Cap Net Index (the Index) over the 12-month reporting period that ended October 31, 2018.

•	The Fund holds almost all stocks included in the Index in approximately the same proportions.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc., a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 10/31/18
	One Year (%)	Since Inception (%)
Class R6*	–7.22	8.14 (11/17/16)
Russell Developed Ex-North America Large Cap Net Index
	–6.82	8.89
Lipper International Large-Cap Core Funds Average**
	–8.60	7.23
Lipper International Multi-Cap Core Funds Average**
	–8.50	7.36

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the Russell Developed Ex-North America Large Cap Net Index by portraying the initial account values at the Fund’s commencement of operations (November 17, 2016) and the account values at the end of the current fiscal year (October 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends

PGIM QMA International Developed Markets Index Fund	3

Your Fund’s Performance (continued)

and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

*Formerly known as Class Q shares.

**The Fund is compared to the Lipper International Large-Cap Core performance universe, although Lipper classifies the Fund in the Lipper International Multi-Cap Core Funds performance universe. The Lipper International Large-Cap Core performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Russell Developed Ex-North America Large Cap Net Index—The Russell Developed Ex-North America Large Cap Net Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Lipper International Large-Cap Core Funds Average—The Lipper International Large-Cap Core Funds Average are funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 10/31/18 (%)
iShares MSCI EAFE ETF	2.9
Nestle SA, Food Products	1.7
Novartis AG, Pharmaceuticals	1.2
Roche Holding AG, Pharmaceuticals	1.1
HSBC Holdings PLC, Banks	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 10/31/18 (%)
Banks	9.8
Pharmaceuticals	6.5
Oil, Gas & Consumable Fuels	5.6
Insurance	5.2
Chemicals	3.6

Industry weightings reflect only long-term investments and are subject to change.

PGIM QMA International Developed Markets Index Fund	5

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM QMA International Developed Markets Index Fund’s Class R6 shares returned –7.22% for the 12-month reporting period that ended October 31, 2018, underperforming the –6.82% return of the Russell Developed Ex North America Large-Cap Index (the Index).

What were the market conditions?

•

In a major event capping 2017, the US Congress passed a tax reform bill that was signed into law in December. The law cut the corporate tax rate to 21% from 35% and reduced individual tax rates, including lowering the top rate to 37% from 39.6%. The US equity markets advanced in anticipation of the law and surged into the new year.

•

In late January through February of 2018, US equities experienced a steep decline, triggered by an inflation scare and US protectionist trade measures. The market pullback was accompanied by a sharp spike in volatility that drove the unwinding of investors’ short volatility positions. These positions seek to profit from the potential of continued low levels of volatility.

•

US equities remained range bound during the spring, despite 25% year-over-year earnings growth in the first two quarters of 2018, fueled by the fiscal stimulus of corporate tax cuts. The economic backdrop was also favorable, amid continued strong growth. Equity performance may have been restrained by geopolitical concerns. Anxiety regarding a global trade war emerged in March, eased in May, but intensified again in June on the heels of unprecedented acrimony at the G7 (Group of Seven) summit and the Trump administration’s threat to impose tariffs on Chinese goods. The G7 consists of Canada, France, Germany, Italy, Japan, the United Kingdom (the UK), and the US. These countries, with the seven largest advanced economies in the world, represent more than 62% of global net wealth. Retaliatory measures by China ignited fears of a tit-for-tat escalation cycle that could be destructive for global economic growth.

•

Fears of a trade war abated toward the end of the summer, with good news heralded by a trade agreement between the US and Mexico, lower-than-expected tariffs on $200 billion of Chinese goods, and a trade deal with Canada that concluded the renegotiation of the North American Free Trade Agreement. US equity markets surged in response, delivering strong gains from July to September and reaching new highs as geopolitical anxiety eased and strong corporate earnings continued.

•

US equities were volatile in October 2018, declining amid investor concerns about the pace of US economic growth and the outlook for corporate earnings. Toward the end of the month, US equities retraced some of their losses on positive economic news and solid earnings reports.

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•

At the end of the reporting period, US economic growth was continuing, while growth in other major economies had moderated. Overall, 2018 appeared to be a year of global growth divergence, whereas 2017 was characterized by synchronized global economic recovery.

•

US economic growth was accompanied by rising interest rates and a stronger US dollar, which strained emerging markets economies. Higher US interest rates caused capital outflows from the emerging markets, leading to the sharp depreciation of emerging markets currencies and unleashing a vicious cycle of increased inflation and central bank rate hikes. This was especially true in countries with significant political problems, economic imbalances, and limited reserves, such as Turkey and Argentina. Trade tensions and the high price of crude oil further exacerbated the problem, even in stronger emerging markets countries, by putting additional pressure on their foreign currency reserves. Nevertheless, the potential of an emerging markets crisis appeared to be contained at the end of the period, thanks to China’s commitment to doing “whatever it takes” to keep its own economy stable and the proactive stance of emerging markets central banks overall.

•

In Europe and Japan, economic growth slowed since the beginning of 2018, roiled by negative news such as tariff uncertainty, protracted negotiations over the UK’s exit from the European Union, and the possibility of Italy leaving as well. Consequently, non-US developed markets stocks were weak, while emerging markets stocks declined. In contrast, the S&P 500 Index generated a solidly positive return during the same period. QMA believes the divergence in equity returns between the US and other developed markets countries has reached an unprecedented level and thinks they are likely to converge.

•

US small-cap equities outperformed from March to July at the height of the trade tensions, perceived by investors as a domestic asset class that could provide safe haven from macroeconomic turbulence abroad. With trade tensions easing, this sector gave back some of its gains toward the end of the reporting period.

•

The Federal Reserve (the Fed) continued tightening US monetary policy, having raised short-term rates six times from the beginning of 2017 through the end of the reporting period. This has lifted the short-term end of the US Treasury yield curve, while the long-term end has remained anchored by interest rate differentials with the rest of the world and investors’ fears about the maturity of the US business cycle. As a result, the US Treasury yield curve flattened throughout 2018.

•

US Treasury securities and investment-grade corporate bonds underperformed US equities between January 1 and October 31, 2018. At the same time, high yield corporate bonds performed strongly, as spreads (yield differentials versus US Treasuries) narrowed due to the healthy economic backdrop.

PGIM QMA International Developed Markets Index Fund	7

Strategy and Performance Overview (continued)

How was the Fund managed?

•	The Fund closely tracked the Index’s performance over the reporting period.

•	The Fund holds almost all stocks included in the Index in approximately the same proportions.

Did the Fund use derivatives, and how did they affect performance?

•

The Fund held several international stock index futures, including Topix Index Futures, DJ Euro Stoxx Futures, FTSE 100 Futures, and MSCI-EAFE Mini Futures. These derivatives were used to maintain exposure to equities and provide portfolio liquidity. Futures had minimal impact on performance over the reporting period.

Current outlook

•

The global economy entered the final quarter of 2018 with good momentum. However, QMA believes growth has become less synchronized, more uneven, and less robust than in 2017, with economic activity accelerating in the US; moderating in the eurozone, the UK, and Japan; and slowing in China.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA International Developed Markets Index Fund	9

Fees and Expenses (continued)

PGIM QMA International Developed Markets Index Fund		Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6**	Actual	$1,000.00	$901.60	0.30%	$1.44
	Hypothetical	$1,000.00	$1,023.69	0.30%	$1.53

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments

as of October 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 93.9%

COMMON STOCKS 90.4%

Australia 6.6%
Adelaide Brighton Ltd.	1,140	$4,595
AGL Energy Ltd.	1,769	22,605
Alumina Ltd.	6,514	11,797
Amcor Ltd.	3,101	29,232
AMP Ltd.	7,595	13,321
Ansell Ltd.	426	7,020
APA Group	3,245	22,067
Aristocrat Leisure Ltd.	1,734	32,660
ASX Ltd.	540	22,740
Aurizon Holdings Ltd.	4,968	14,761
AusNet Services	4,484	5,426
Australia & New Zealand Banking Group Ltd.	7,814	144,183
Bank of Queensland Ltd.	1,028	7,054
Bendigo & Adelaide Bank Ltd.	1,410	10,260
BHP Billiton Ltd.	8,658	198,067
BHP Billiton PLC	5,604	111,652
Boral Ltd.	3,203	12,805
Brambles Ltd.	4,348	32,801
Caltex Australia Ltd.	731	14,665
Challenger Ltd.	1,486	10,831
CIMIC Group Ltd.	279	9,344
Coca-Cola Amatil Ltd.	1,458	10,257
Cochlear Ltd.	146	18,385
Commonwealth Bank of Australia	4,745	233,546
Computershare Ltd.	1,257	17,654
Crown Resorts Ltd.	923	8,208
CSL Ltd.	1,217	163,285
Dexus, REIT	2,854	20,612
Domino’s Pizza Enterprises Ltd.	157	5,988
Flight Centre Travel Group Ltd.	142	4,670
Fortescue Metals Group Ltd.	4,194	11,968
Goodman Group, REIT	4,809	35,293
GPT Group (The), REIT	4,699	17,183
Harvey Norman Holdings Ltd.	1,363	3,082
Healthscope Ltd.	5,208	7,795
Iluka Resources Ltd.	1,089	6,226
Incitec Pivot Ltd.	4,365	12,062
Insurance Australia Group Ltd.	6,183	29,905
LendLease Group	1,631	20,355
Link Administration Holdings Ltd.	1,328	7,064
Macquarie Group Ltd.	824	68,737
Magellan Financial Group Ltd.	344	6,535
Medibank Private Ltd.	7,734	15,274

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	11

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Mirvac Group, REIT	9,651	$14,855
National Australia Bank Ltd.	7,336	131,430
Newcrest Mining Ltd.	2,055	29,848
Orica Ltd.	982	11,929
Origin Energy Ltd.*	4,717	24,436
Platinum Asset Management Ltd.	508	1,768
Qantas Airways Ltd.	1,932	7,482
QBE Insurance Group Ltd.	3,629	29,113
Ramsay Health Care Ltd.	333	13,281
REA Group Ltd.	137	6,965
Reece Ltd.	1,460	10,754
Rio Tinto Ltd.	1,100	59,879
Rio Tinto PLC	3,103	150,797
Santos Ltd.	4,909	23,134
Scentre Group, REIT	13,857	38,986
SEEK Ltd.	901	11,403
Sonic Healthcare Ltd.	1,196	19,087
South32 Ltd.	13,941	35,714
Star Entertainment Group Ltd. (The)	2,179	7,330
Stockland, REIT	6,333	16,166
Suncorp Group Ltd.	3,532	35,010
Sydney Airport	2,887	13,188
Tabcorp Holdings Ltd.	5,258	17,206
Telstra Corp. Ltd.	11,515	25,206
TPG Telecom Ltd.	1,090	5,537
Transurban Group	6,997	56,202
Treasury Wine Estates Ltd.	1,967	21,210
Vicinity Centres, REIT	8,827	16,540
Viva Energy Group Ltd., 144A*	2,793	4,193
Vocus Group Ltd.*	1,928	4,682
Washington H Soul Pattinson & Co. Ltd.	237	4,845
Wesfarmers Ltd.	3,051	100,829
Westpac Banking Corp.	9,226	175,718
Woodside Petroleum Ltd.	2,499	61,962
Woolworths Group Ltd.	3,515	70,991

		2,719,646

Austria 0.3%
ams AG*	201	7,834
ANDRITZ AG	198	10,259
BAWAG Group AG, 144A	49	2,118
Erste Group Bank AG*	767	31,266
EVN AG	81	1,413
IMMOFINANZ AG*	279	6,648

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Austria (cont’d.)
Mayr Melnhof Karton AG	30	$3,800
Oesterreichische Post AG	95	3,863
OMV AG	397	22,065
Raiffeisen Bank International AG	336	9,175
Strabag SE	38	1,336
Telekom Austria AG*	312	2,314
UNIQA Insurance Group AG	320	3,001
Verbund AG	85	3,415
Vienna Insurance Group AG Wiener Versicherung Gruppe	98	2,610
voestalpine AG	295	10,485

		121,602

Belgium 0.9%
Ackermans & van Haaren NV	57	8,986
Ageas	494	24,721
Anheuser-Busch InBev SA/NV	2,046	151,078
Bekaert SA	83	1,795
bpost SA	267	4,066
Cie d’Entreprises CFE	19	2,017
Colruyt SA	152	8,815
D’ieteren SA/NV	67	2,653
Elia System Operator SA/NV	86	5,375
Financiere de Tubize SA	50	3,463
Galapagos NV*	128	13,164
Groupe Bruxelles Lambert SA	190	17,698
KBC Ancora	93	4,301
KBC Group NV	744	51,355
Proximus SADP	364	9,317
Sofina SA	39	7,461
Solvay SA	188	21,431
Telenet Group Holding NV	130	6,318
UCB SA	332	27,856
Umicore SA	566	26,695

		398,565

Chile 0.0%
Antofagasta PLC	903	9,062

China 0.3%
AAC Technologies Holdings, Inc.	1,800	13,787
BOC Hong Kong Holdings Ltd.	9,900	37,068
China Mengniu Dairy Co. Ltd.*	7,600	22,419
FIH Mobile Ltd.*	6,000	560

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	13

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
Guotai Junan International Holdings Ltd.	6,000	$1,095
Kerry Logistics Network Ltd.	1,600	2,537
Minth Group Ltd.	1,300	4,237
Semiconductor Manufacturing International Corp.*	8,600	7,135
Shui On Land Ltd.	8,000	1,618
Tingyi Cayman Islands Holding Corp.	6,400	9,487
Uni-President China Holdings Ltd.	2,600	2,530
Want Want China Holdings Ltd.	15,000	10,704
Xinyi Solar Holdings Ltd.	8,000	2,503
Yangzijiang Shipbuilding Holdings Ltd.	6,000	5,372

		121,052

Colombia 0.0%
Millicom International Cellular SA, SDR	248	14,017

Denmark 1.5%
AP Moller - Maersk A/S (Class A Stock)	12	14,286
AP Moller - Maersk A/S (Class B Stock)	17	21,578
Carlsberg A/S (Class B Stock)	281	31,000
Chr Hansen Holding A/S	262	26,472
Coloplast A/S (Class B Stock)	359	33,500
Danske Bank A/S	1,822	34,965
DFDS A/S	72	3,081
DSV A/S	484	38,846
FLSmidth & Co. A/S	133	6,981
Genmab A/S*	149	20,407
GN Store Nord A/S	374	15,878
H. Lundbeck A/S	170	7,930
ISS A/S	481	15,805
Jyske Bank A/S	196	8,012
Novo Nordisk A/S (Class B Stock)	4,577	197,712
Novozymes A/S (Class B Stock)	555	27,440
Orsted A/S, 144A	393	24,995
Pandora A/S	284	17,748
Rockwool International A/S (Class A Stock)	18	5,139
Rockwool International A/S (Class B Stock)	17	5,814
Topdanmark A/S	129	6,147
Tryg A/S	317	7,658
Vestas Wind Systems A/S	514	32,249
William Demant Holding A/S*	309	10,155

		613,798

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Finland 1.2%
Amer Sports OYJ*	315	$11,698
Cargotec OYJ (Class B Stock)	120	4,988
Elisa OYJ	373	14,841
Fortum OYJ	1,191	25,112
Huhtamaki OYJ	241	6,753
Kesko OYJ (Class A Stock)	50	2,807
Kesko OYJ (Class B Stock)	196	11,442
Kone OYJ (Class B Stock)	1,045	50,928
Metso OYJ	279	8,805
Neste OYJ	380	31,218
Nokia OYJ	15,000	84,976
Nokian Renkaat OYJ	349	11,100
Nordea Bank Abp	8,495	73,900
Orion OYJ (Class A Stock)	107	3,714
Orion OYJ (Class B Stock)	259	8,923
Outokumpu OYJ	975	4,101
Sampo OYJ (Class A Stock)	1,306	60,170
Stora Enso OYJ (Class R Stock)	1,511	22,801
UPM-Kymmene OYJ	1,415	45,568
Wartsila OYJ Abp	1,272	21,672

		505,517

France 9.0%
Accor SA	558	25,554
Aeroports de Paris	74	15,512
Air France-KLM*	651	6,316
Air Liquide SA	1,131	137,077
Airbus SE	1,480	163,656
ALD SA, 144A	178	2,657
Alstom SA	401	17,532
Altarea SCA, REIT	11	2,417
Altran Technologies SA	652	6,483
Amundi SA, 144A	148	8,819
Arkema SA	202	21,235
Atos SE	248	21,287
AXA SA	5,177	129,604
BioMerieux	104	7,932
BNP Paribas SA	2,912	152,124
Bollore SA	2,554	10,814
Bouygues SA	572	20,892
Bureau Veritas SA	711	16,067
Capgemini SE	419	51,328
Carrefour SA	1,493	28,989
Casino Guichard Perrachon SA	168	7,425

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	15

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Cie de Saint-Gobain	1,311	$49,413
Cie Plastic Omnium SA	132	3,676
CNP Assurances	399	8,891
Covivio, REIT	93	9,342
Credit Agricole SA	3,022	38,789
Criteo SA, ADR*	164	3,693
Danone SA	1,611	114,159
Dassault Aviation SA	6	9,962
Dassault Systemes SE	361	45,304
Edenred	658	25,001
Eiffage SA	204	19,966
Electricite de France SA	1,384	23,025
Elior Group SA, 144A	346	4,991
Engie SA	4,373	58,327
Essilor Luxottica SA	547	74,744
Eurazeo SE	135	9,867
Eutelsat Communications SA	434	8,818
Faurecia SA	215	10,440
Financiere de L’Odet SA	3	2,646
Gecina SA, REIT	137	20,103
Getlink	1,237	15,572
ICADE, REIT	81	6,873
Iliad SA	61	7,074
Imerys SA	100	6,174
Ingenico Group SA	162	11,501
Ipsen SA	90	12,485
JCDecaux SA	189	6,223
Kering SA	200	89,125
Klepierre SA, REIT	520	17,686
Korian SA	140	5,527
Legrand SA	719	47,006
L’Oreal SA	649	146,176
LVMH Moet Hennessy Louis Vuitton SE	669	203,713
Mercialys SA, REIT	111	1,628
Metropole Television SA	155	3,002
Natixis SA	2,173	12,694
Nexity SA	117	5,609
Orange SA	5,145	80,479
Orpea	117	14,428
Pernod Ricard SA	566	86,604
Peugeot SA	1,478	35,178
Publicis Groupe SA	571	33,115
Remy Cointreau SA	61	7,248
Renault SA	489	36,592

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Rexel SA	789	$10,069
Safran SA	891	115,263
Sanofi	2,921	260,291
Sartorius Stedim Biotech	64	7,953
Schneider Electric SE	1,380	99,765
SCOR SE	421	19,466
SEB SA	75	10,753
Societe BIC SA	76	7,282
Societe Fonciere Lyonnaise SA, REIT	13	928
Societe Generale SA	1,932	71,121
Sodexo SA	245	24,976
Somfy SA	19	1,470
Sopra Steria Group	42	4,662
SPIE SA	283	4,447
Suez	953	13,793
Technicolor SA*	948	1,212
Teleperformance	158	26,095
Television Francaise 1	243	2,482
Thales SA	272	34,837
TOTAL SA	6,770	397,113
Ubisoft Entertainment SA*	230	20,686
Unibail-Rodamco-Westfield, REIT	363	65,772
Valeo SA	664	21,644
Veolia Environnement SA	1,337	26,695
Vicat SA	38	2,043
Vinci SA	1,260	112,570
Vivendi SA	2,565	61,939
Wendel SA	74	9,608
Worldline SA/France, 144A*	104	5,480

		3,727,004

Germany 7.5%
adidas AG	532	125,299
Allianz SE	1,151	240,519
Aurubis AG	94	5,722
Axel Springer SE	116	7,710
BASF SE	2,466	189,999
Bayer AG	2,515	192,483
Bayerische Motoren Werke AG	863	74,248
Beiersdorf AG	267	27,624
Bilfinger SE	68	2,965
Brenntag AG	418	21,850
Carl Zeiss Meditec AG	107	8,778
CECONOMY AG	516	2,640

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	17

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Commerzbank AG*	2,862	$27,020
Continental AG	296	48,946
Covestro AG, 144A	480	31,047
CTS Eventim AG & Co. KGaA	141	5,299
Daimler AG	2,317	137,224
Delivery Hero SE, 144A*	314	12,677
Deutsche Bank AG	5,085	49,749
Deutsche Boerse AG	510	64,538
Deutsche Lufthansa AG	613	12,327
Deutsche Post AG	2,603	82,378
Deutsche Telekom AG	8,699	142,822
Deutsche Wohnen SE	947	43,380
DMG Mori AG	38	1,839
Duerr AG	120	4,284
DWS Group GmbH & Co. KGaA, 144A*	73	2,040
E.ON SE	5,797	56,162
Evonik Industries AG	432	13,401
Fielmann AG	77	4,785
Fraport AG Frankfurt Airport Services Worldwide	93	7,190
Freenet AG	334	7,523
Fresenius Medical Care AG & Co. KGaA	583	45,709
Fresenius SE & Co. KGaA	1,088	69,388
FUCHS PETROLUB SE	95	4,122
GEA Group AG	432	13,140
GRENKE AG	66	6,340
Hannover Rueck SE	163	21,976
Hapag-Lloyd AG, 144A	78	2,884
HeidelbergCement AG	410	27,868
Hella GmbH & Co. KGaA	121	5,672
Henkel AG & Co. KGaA	278	27,269
HOCHTIEF AG	46	6,828
HUGO BOSS AG	167	11,950
Infineon Technologies AG	3,093	62,061
Innogy SE, 144A	333	14,699
K+S AG	498	9,297
KION Group AG	183	10,740
Krones AG	47	4,209
LANXESS AG	254	15,741
LEG Immobilien AG	165	18,068
MAN SE	14	1,459
Merck KGaA	344	36,812
METRO AG	416	6,267
MTU Aero Engines AG	139	29,548
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	402	86,322

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Nordex SE*	174	$1,623
OSRAM Licht AG	250	10,138
ProSiebenSat.1 Media SE	627	14,510
Puma SE	21	10,807
Rational AG	8	4,636
Rheinmetall AG	120	10,393
RHOEN-KLINIKUM AG	40	1,012
RWE AG	1,429	27,881
Salzgitter AG	100	4,005
SAP SE	2,609	279,259
Scout24 AG, 144A	281	11,658
Siemens AG	2,067	238,014
Siemens Healthineers AG, 144A*	340	14,092
Software AG	128	5,734
STADA Arzneimittel AG	70	6,479
Stroeer SE & Co. KGaA	61	3,194
Suedzucker AG	209	3,237
Symrise AG	334	28,066
Talanx AG	124	4,439
Telefonica Deutschland Holding AG	1,782	6,933
thyssenkrupp AG	1,281	26,937
Trivago NV, ADR*(a)	486	3,421
Uniper SE	508	14,652
United Internet AG	301	12,471
Volkswagen AG	91	15,029
Vonovia SE	1,415	64,831
Wacker Chemie AG	42	3,759
Wirecard AG	310	58,275
Zalando SE, 144A*	353	13,664

		3,091,986

Ghana 0.0%
Tullow Oil PLC*	3,590	10,301

Hong Kong 2.8%
AIA Group Ltd.	32,500	248,024
ASM Pacific Technology Ltd.	800	6,938
Bank of East Asia Ltd. (The)	3,200	10,372
Brightoil Petroleum Holdings Ltd.*^	7,000	539
Cathay Pacific Airways Ltd.	1,700	2,166
Champion REIT	5,000	3,369
China Goldjoy Group Ltd.	31,000	1,265
Chinese Estates Holdings Ltd.	1,000	941

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	19

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Chow Tai Fook Jewellery Group Ltd.	2,600	$2,283
CK Asset Holdings Ltd.	7,500	48,765
CK Hutchison Holdings Ltd.	7,200	72,757
CK Infrastructure Holdings Ltd.	1,700	12,426
CLP Holdings Ltd.	4,500	50,494
CP Pokphand Co. Ltd.	16,000	1,389
Dah Sing Banking Group Ltd.	800	1,524
Dairy Farm International Holdings Ltd.	900	8,140
First Pacific Co. Ltd.	7,000	3,144
Galaxy Entertainment Group Ltd.	5,700	30,958
Haitong International Securities Group Ltd.	7,000	2,296
Hang Lung Group Ltd.	2,200	5,416
Hang Lung Properties Ltd.	6,000	10,875
Hang Seng Bank Ltd.	1,940	45,534
Henderson Land Development Co. Ltd.	3,640	16,980
HK Electric Investments & HK Electric Investments Ltd.	7,500	7,144
Hong Kong & China Gas Co. Ltd.	23,962	45,722
Hong Kong Exchanges & Clearing Ltd.	3,440	91,794
Hongkong & Shanghai Hotels Ltd. (The)	1,900	2,620
Hongkong Land Holdings Ltd.	3,300	19,533
Hopewell Holdings Ltd.	1,800	5,565
Hutchison Port Holdings Trust, UTS	12,000	2,947
Hysan Development Co. Ltd.	2,200	10,322
Jardine Matheson Holdings Ltd.	510	29,456
Jardine Strategic Holdings Ltd.	490	16,457
Johnson Electric Holdings Ltd.	1,000	2,251
Kerry Properties Ltd.	2,400	7,563
KuangChi Science Ltd.*	3,000	207
Li & Fung Ltd.	16,000	3,173
Lifestyle China Group Ltd.*	4,500	1,826
Lifestyle International Holdings Ltd.	1,400	2,429
Link REIT	5,600	49,690
Melco International Development Ltd.	2,000	3,434
Melco Resorts & Entertainment Ltd., ADR	634	10,543
MTR Corp. Ltd.	4,200	20,359
New World Development Co. Ltd.	16,600	21,079
NWS Holdings Ltd.	3,600	7,139
PCCW Ltd.	13,000	7,140
Power Assets Holdings Ltd.	3,300	22,054
Shangri-La Asia Ltd.	2,800	3,835
Sino Land Co. Ltd.	9,600	15,067
Sun Art Retail Group Ltd.	6,500	7,121
Sun Hung Kai Properties Ltd.	3,700	48,208
Swire Pacific Ltd. (Class A Stock)	1,200	12,493

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Swire Pacific Ltd. (Class B Stock)	2,900	$4,674
Swire Properties Ltd.	2,800	9,567
Techtronic Industries Co. Ltd.	3,500	16,509
Value Partners Group Ltd.	2,000	1,510
VTech Holdings Ltd.	400	4,704
WH Group Ltd., 144A	23,500	16,469
Wharf Holdings Ltd. (The)	2,800	7,011
Wharf Real Estate Investment Co. Ltd.	3,300	20,471
Wheelock & Co. Ltd.	2,400	12,834
Xinyi Glass Holdings Ltd.	6,000	5,964
Yue Yuen Industrial Holdings Ltd.	1,800	4,934

		1,168,413

Ireland 0.5%
AerCap Holdings NV*	329	16,476
Bank of Ireland Group PLC	2,416	17,098
CRH PLC	2,241	66,929
Glanbia PLC	579	10,239
James Hardie Industries PLC	1,148	15,282
Kerry Group PLC (Class A Stock)	393	40,293
Kingspan Group PLC	389	16,917
Paddy Power Betfair PLC	211	18,210
Smurfit Kappa Group PLC	664	21,642

		223,086

Israel 0.4%
Azrieli Group Ltd.	95	4,612
Bank Hapoalim BM	2,895	19,585
Bank Leumi Le-Israel BM	4,181	26,078
Bezeq The Israeli Telecommunication Corp. Ltd.	6,000	6,894
Check Point Software Technologies Ltd.*	281	31,191
Delek Drilling LP	165	459
Delek Group Ltd.	12	1,976
Elbit Systems Ltd.	59	7,077
Israel Chemicals Ltd.	1,812	10,446
Mizrahi Tefahot Bank Ltd.	335	5,638
Nice Ltd.*	159	16,868
Teva Pharmaceutical Industries Ltd.	2,446	48,935

		179,759

Italy 2.0%
A2A SpA	3,743	6,038

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	21

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
ACEA SpA	120	$1,577
Assicurazioni Generali SpA	3,463	55,956
Atlantia SpA	1,423	28,652
Autogrill SpA	314	3,095
Azimut Holding SpA	285	3,520
Banca Generali SpA	139	2,678
Banca Mediolanum SpA	665	3,863
Banco BPM SpA*	3,852	7,225
BPER Banca	1,016	3,864
Brembo SpA	449	4,972
Buzzi Unicem SpA	227	4,369
Buzzi Unicem SpA, RSP	87	977
Credito Emiliano SpA	210	1,253
Davide Campari-Milano SpA	1,580	12,147
De’ Longhi SpA	175	4,635
DiaSorin SpA	56	5,324
Enel SpA	20,959	103,707
Eni SpA	6,741	119,766
Ferrari NV	333	39,060
FinecoBank Banca Fineco SpA	1,116	11,697
Hera SpA	2,187	6,048
Infrastrutture Wireless Italiane SpA, 144A	751	5,224
Intesa Sanpaolo SpA	40,681	89,879
Italgas SpA	1,322	6,826
Leonardo SpA	1,076	11,678
Luxottica Group SpA	419	26,330
Mediaset SpA*	839	2,528
Mediobanca Banca di Credito Finanziario SpA	1,551	13,617
Moncler SpA	445	15,488
Parmalat SpA	572	1,761
Pirelli & C SpA, 144A*	1,165	8,554
Poste Italiane SpA, 144A	1,146	8,237
PRADA SpA	1,600	5,678
Prysmian SpA	681	13,232
Recordati SpA	246	8,330
Saipem SpA*	1,654	9,065
Salvatore Ferragamo SpA	124	2,933
Snam SpA	6,333	26,213
Telecom Italia SpA*	29,087	17,089
Telecom Italia SpA, RSP	15,694	7,935
Terna Rete Elettrica Nazionale SpA	3,955	20,618
Tod’s SpA	49	3,000
UniCredit SpA	5,986	76,590
Unione di Banche Italiane SpA	2,935	8,980

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Italy (cont’d.)
Unipol Gruppo SpA	1,447	$5,822
UnipolSai Assicurazioni SpA	1,961	4,286

		830,316

Japan 22.4%
ABC-Mart, Inc.	70	4,085
Acom Co. Ltd.	1,300	4,792
Activia Properties, Inc., REIT	2	8,300
Advance Residence Investment Corp., REIT	4	10,225
Advantest Corp.	480	8,860
Aeon Co. Ltd.	1,880	43,274
AEON Financial Service Co. Ltd.	310	6,087
Aeon Mall Co. Ltd.	330	6,115
AGC, Inc.	460	15,091
Air Water, Inc.	480	7,783
Aisin Seiki Co. Ltd.	500	19,566
Ajinomoto Co., Inc.	1,370	22,108
Alfresa Holdings Corp.	550	14,709
Alps Electric Co. Ltd.	500	11,913
Amada Holdings Co. Ltd.	1,000	9,446
ANA Holdings, Inc.	380	12,796
Aozora Bank Ltd.	320	11,077
Asahi Group Holdings Ltd.	1,040	45,734
Asahi Intecc Co. Ltd.	300	12,251
Asahi Kasei Corp.	3,400	41,034
Asics Corp.	500	7,251
Astellas Pharma, Inc.	5,280	82,007
Bandai Namco Holdings, Inc.	590	20,964
Bank of Kyoto Ltd. (The)	190	8,560
Benesse Holdings, Inc.	180	5,005
Bridgestone Corp.	1,660	64,147
Brother Industries Ltd.	700	12,859
Calbee, Inc.	170	5,638
Canon Marketing Japan, Inc.	160	3,027
Canon, Inc.	2,800	79,944
Casio Computer Co. Ltd.	600	9,052
Central Japan Railway Co.	454	88,195
Chiba Bank Ltd. (The)	1,700	10,754
Chiyoda Corp.	400	1,996
Chubu Electric Power Co., Inc.	1,900	27,395
Chugai Pharmaceutical Co. Ltd.	540	31,781
Chugoku Bank Ltd. (The)	450	4,058
Chugoku Electric Power Co., Inc. (The)	780	10,046
Citizen Watch Co. Ltd.	780	4,492

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	23

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Coca-Cola Bottlers Japan Holdings, Inc.	440	$11,497
Concordia Financial Group Ltd.	3,300	15,119
Credit Saison Co. Ltd.	450	7,157
CyberAgent, Inc.	230	9,748
CYBERDYNE, Inc.*	400	2,830
Dai Nippon Printing Co. Ltd.	850	19,152
Daicel Corp.	780	8,255
Dai-ichi Life Holdings, Inc.	3,000	57,011
Daiichi Sankyo Co. Ltd.	1,770	67,600
Daikin Industries Ltd.	720	83,794
Daito Trust Construction Co. Ltd.	156	20,560
Daiwa House Industry Co. Ltd.	1,800	54,402
Daiwa Office Investment Corp., REIT	1	6,108
Daiwa Securities Group, Inc.	4,400	25,311
DeNA Co. Ltd.	310	5,180
Denso Corp.	1,280	57,187
Dentsu, Inc.	580	27,004
Disco Corp.	80	12,738
Don Quijote Holdings Co. Ltd.	320	19,173
East Japan Railway Co.	960	83,947
Eisai Co. Ltd.	664	55,301
Electric Power Development Co. Ltd.	400	10,903
Ezaki Glico Co. Ltd.	160	7,945
FamilyMart UNY Holdings Co. Ltd.	210	24,391
FANUC Corp.	473	82,848
Fast Retailing Co. Ltd.	110	55,716
Fuji Electric Co. Ltd.	400	12,306
FUJIFILM Holdings Corp.	1,070	46,350
Fujitsu Ltd.	480	29,256
Fukuoka Financial Group, Inc.	460	11,357
GLP J-Reit, REIT	9	8,899
GungHo Online Entertainment, Inc.	1,200	2,161
Gunma Bank Ltd. (The)	1,300	5,907
Hachijuni Bank Ltd. (The)	1,290	5,471
Hakuhodo DY Holdings, Inc.	700	11,691
Hamamatsu Photonics KK	300	10,027
Hankyu Hanshin Holdings, Inc.	670	22,103
Haseko Corp.	770	9,773
Hikari Tsushin, Inc.	20	3,505
Hino Motors Ltd.	700	6,715
Hirose Electric Co. Ltd.	51	4,850
Hiroshima Bank Ltd. (The)	900	5,568
Hisamitsu Pharmaceutical Co., Inc.	210	11,864
Hitachi Capital Corp.	130	3,199

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Hitachi Chemical Co. Ltd.	290	$4,577
Hitachi Construction Machinery Co. Ltd.	320	8,548
Hitachi High-Technologies Corp.	200	7,576
Hitachi Ltd.	2,580	79,199
Hitachi Metals Ltd.	600	7,080
Hokuriku Electric Power Co.*	500	4,657
Honda Motor Co. Ltd.	4,700	134,986
Hoshizaki Corp.	170	13,716
Hoya Corp.	1,050	59,898
Hulic Co. Ltd.	1,060	9,708
Ibiden Co. Ltd.	360	4,450
Idemitsu Kosan Co. Ltd.	410	18,729
IHI Corp.	350	12,818
Iida Group Holdings Co. Ltd.	370	6,745
Inpex Corp.	2,500	28,879
Isetan Mitsukoshi Holdings Ltd.	1,000	11,713
Isuzu Motors Ltd.	1,400	18,342
Ito En Ltd.	130	5,522
ITOCHU Corp.	3,800	70,639
Itochu Techno-Solutions Corp.	280	5,298
Itoham Yonekyu Holdings, Inc.	400	2,519
Iyo Bank Ltd. (The)	870	5,174
Izumi Co. Ltd.	130	7,059
J Front Retailing Co. Ltd.	700	9,174
Japan Airport Terminal Co. Ltd.	150	5,781
Japan Exchange Group, Inc.	1,500	26,910
Japan Hotel REIT Investment Corp.	11	7,830
Japan Post Bank Co. Ltd.	1,100	12,843
Japan Post Holdings Co. Ltd.	3,600	42,779
Japan Post Insurance Co. Ltd.	200	4,772
Japan Prime Realty Investment Corp., REIT	3	10,708
Japan Real Estate Investment Corp., REIT	3	15,482
Japan Retail Fund Investment Corp., REIT	7	12,931
Japan Tobacco, Inc.	3,250	83,301
JFE Holdings, Inc.	1,380	26,098
JGC Corp.	580	11,272
JSR Corp.	500	7,473
JTEKT Corp.	600	7,483
JXTG Holdings, Inc.	8,610	58,771
Kajima Corp.	1,300	16,725
Kakaku.com, Inc.	350	6,351
Kaken Pharmaceutical Co. Ltd.	100	5,022
Kamigumi Co. Ltd.	280	5,797
Kaneka Corp.	40	1,671

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	25

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Kansai Electric Power Co., Inc. (The)	2,000	$30,639
Kansai Paint Co. Ltd.	580	8,587
Kao Corp.	1,310	87,604
Kawasaki Heavy Industries Ltd.	390	9,259
KDDI Corp.	4,800	117,927
Keihan Holdings Co. Ltd.	310	11,760
Keikyu Corp.	700	10,358
Keio Corp.	330	17,946
Keisei Electric Railway Co. Ltd.	450	13,864
Kewpie Corp.	300	6,884
Keyence Corp.	203	100,279
Kikkoman Corp.	510	27,939
Kintetsu Group Holdings Co. Ltd.	470	18,033
Kirin Holdings Co. Ltd.	2,200	52,541
Kobayashi Pharmaceutical Co. Ltd.	190	12,441
Kobe Steel Ltd.	900	7,266
Koito Manufacturing Co. Ltd.	280	13,362
Komatsu Ltd.	2,510	65,645
Konami Holdings Corp.	250	9,522
Konica Minolta, Inc.	1,200	11,908
Kose Corp.	30	4,473
Kubota Corp.	3,000	47,328
Kuraray Co. Ltd.	1,000	13,741
Kurita Water Industries Ltd.	360	8,896
Kyocera Corp.	780	42,399
Kyowa Hakko Kirin Co. Ltd.	720	14,012
Kyushu Electric Power Co., Inc.	1,300	15,126
Kyushu Railway Co.	430	13,190
Lawson, Inc.	130	8,203
LINE Corp.*	180	5,707
Lion Corp.	740	13,839
LIXIL Group Corp.	720	11,336
M3, Inc.	1,120	18,083
Mabuchi Motor Co. Ltd.	160	5,710
Makita Corp.	750	26,011
Marubeni Corp.	4,300	34,964
Marui Group Co. Ltd.	580	12,540
Maruichi Steel Tube Ltd.	200	5,769
Matsumotokiyoshi Holdings Co. Ltd.	240	8,680
Mazda Motor Corp.	1,600	17,294
McDonald’s Holdings Co. Japan Ltd.	150	6,606
Medipal Holdings Corp.	500	10,734
MEIJI Holdings Co. Ltd.	336	22,280
Minebea Mitsumi, Inc.	1,200	18,378

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
MISUMI Group, Inc.	780	$15,676
Mitsubishi Chemical Holdings Corp.	3,500	27,359
Mitsubishi Corp.	3,530	99,622
Mitsubishi Electric Corp.	5,380	68,196
Mitsubishi Estate Co. Ltd.	3,170	50,746
Mitsubishi Gas Chemical Co., Inc.	520	8,768
Mitsubishi Heavy Industries Ltd.	780	27,519
Mitsubishi Logistics Corp.	190	4,358
Mitsubishi Materials Corp.	410	11,409
Mitsubishi Motors Corp.	1,800	11,327
Mitsubishi Tanabe Pharma Corp.	640	9,457
Mitsubishi UFJ Financial Group, Inc.	34,000	206,503
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,350	6,960
Mitsui & Co. Ltd.	4,600	77,025
Mitsui Chemicals, Inc.	540	12,174
Mitsui Fudosan Co. Ltd.	2,560	57,866
Mitsui OSK Lines Ltd.	370	9,007
Mixi, Inc.	280	6,129
Mizuho Financial Group, Inc.	68,400	117,862
Monotaro Co. Ltd.	360	7,954
MS&AD Insurance Group Holdings, Inc.	1,400	42,207
Murata Manufacturing Co. Ltd.	510	78,752
Nabtesco Corp.	330	7,286
Nagoya Railroad Co. Ltd.	560	13,515
Nankai Electric Railway Co. Ltd.	360	8,817
NEC Corp.	670	19,268
Nexon Co. Ltd.*	1,140	12,951
NGK Insulators Ltd.	730	10,289
NGK Spark Plug Co. Ltd.	550	11,182
NH Foods Ltd.	300	10,345
NHK Spring Co. Ltd.	480	4,118
Nidec Corp.	620	79,791
Nifco, Inc.	250	5,708
Nikon Corp.	950	16,541
Nintendo Co. Ltd.	256	79,919
Nippon Building Fund, Inc., REIT	3	17,136
Nippon Electric Glass Co. Ltd.	190	4,807
Nippon Express Co. Ltd.	200	12,692
Nippon Paint Holdings Co. Ltd.	500	15,688
Nippon Prologis REIT, Inc.*	5	10,071
Nippon Shinyaku Co. Ltd.	160	9,219
Nippon Shokubai Co. Ltd.	40	2,576
Nippon Steel & Sumitomo Metal Corp.	2,150	39,871
Nippon Telegraph & Telephone Corp.	1,770	73,572

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	27

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Nippon Yusen KK	450	$7,280
Nissan Chemical Corp.	450	21,263
Nissan Motor Co. Ltd.	5,200	47,376
Nisshin Seifun Group, Inc.	760	15,117
Nissin Foods Holdings Co. Ltd.	200	12,895
Nitori Holdings Co. Ltd.	202	26,467
Nitto Denko Corp.	400	25,038
NOK Corp.	300	4,322
Nomura Holdings, Inc.	9,100	43,796
Nomura Real Estate Holdings, Inc.	330	6,187
Nomura Real Estate Master Fund, Inc., REIT	11	14,256
Nomura Research Institute Ltd.	280	12,428
NSK Ltd.	1,400	13,847
NTN Corp.	1,100	4,039
NTT Data Corp.	1,700	21,902
NTT DOCOMO, Inc.	3,480	87,496
NTT Urban Development Corp.	290	4,321
Obayashi Corp.	1,800	15,918
Obic Co. Ltd.	200	18,248
Odakyu Electric Railway Co. Ltd.	840	17,735
Oji Holdings Corp.	2,500	17,781
Olympus Corp.	820	27,394
Omron Corp.	570	23,229
Ono Pharmaceutical Co. Ltd.	1,230	27,974
Oracle Corp.	100	6,767
Orient Corp.	1,400	2,192
Oriental Land Co. Ltd.	460	43,321
ORIX Corp.	3,500	57,181
Orix JREIT, Inc., REIT	7	10,702
Osaka Gas Co. Ltd.	1,140	20,832
Otsuka Corp.	290	9,627
Otsuka Holdings Co. Ltd.	1,160	55,724
Panasonic Corp.	5,800	63,541
Park24 Co. Ltd.	260	6,843
PeptiDream, Inc.*	270	8,852
Persol Holdings Co. Ltd.	450	8,553
Pigeon Corp.	260	11,053
Pola Orbis Holdings, Inc.	210	5,598
Rakuten, Inc.	2,150	14,542
Recruit Holdings Co. Ltd.	3,220	86,826
Renesas Electronics Corp.*	2,080	10,986
Resona Holdings, Inc.	6,000	31,730
Ricoh Co. Ltd.	1,900	18,944
Rinnai Corp.	60	4,364

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Rohm Co. Ltd.	260	$18,518
Ryohin Keikaku Co. Ltd.	32	8,485
Sankyo Co. Ltd.	160	6,127
Santen Pharmaceutical Co. Ltd.	1,000	14,835
Sawai Pharmaceutical Co. Ltd.	100	5,083
SBI Holdings, Inc.	600	15,706
SCSK Corp.	150	6,350
Secom Co. Ltd.	560	45,962
Sega Sammy Holdings, Inc.	570	7,324
Seibu Holdings, Inc.	600	10,904
Seiko Epson Corp.	800	12,945
Sekisui Chemical Co. Ltd.	1,000	15,677
Sekisui House Ltd.	1,580	23,227
Seven & i Holdings Co. Ltd.	2,120	92,012
Seven Bank Ltd.	2,100	6,571
Sharp Corp.	440	6,776
Shikoku Electric Power Co., Inc.	400	5,022
Shimadzu Corp.	780	19,771
Shimamura Co. Ltd.	20	1,682
Shimano, Inc.	220	30,150
Shimizu Corp.	1,600	12,996
Shin-Etsu Chemical Co. Ltd.	1,060	89,135
Shinsei Bank Ltd.	480	7,332
Shionogi & Co. Ltd.	810	51,941
Shiseido Co. Ltd.	1,010	63,837
Shizuoka Bank Ltd. (The)	1,260	11,087
Showa Shell Sekiyu KK	580	11,202
SMC Corp.	130	41,749
SoftBank Group Corp.	2,280	182,888
Sohgo Security Services Co. Ltd.	180	8,009
Sojitz Corp.	3,700	12,469
Sompo Holdings, Inc.	960	39,745
Sony Corp.	3,360	181,299
Sony Financial Holdings, Inc.	480	11,187
Sosei Group Corp.*	250	1,948
Sotetsu Holdings, Inc.	260	7,952
Square Enix Holdings Co. Ltd.	210	7,515
Stanley Electric Co. Ltd.	470	13,946
Subaru Corp.	1,670	45,051
Sugi Holdings Co. Ltd.	100	4,576
SUMCO Corp.	680	9,203
Sumitomo Chemical Co. Ltd.	4,300	21,633
Sumitomo Corp.	3,080	46,837
Sumitomo Dainippon Pharma Co. Ltd.	500	10,477

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	29

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sumitomo Electric Industries Ltd.	2,070	$28,311
Sumitomo Heavy Industries Ltd.	310	9,829
Sumitomo Metal Mining Co. Ltd.	590	18,676
Sumitomo Mitsui Financial Group, Inc.	3,560	139,871
Sumitomo Mitsui Trust Holdings, Inc.	1,010	40,283
Sumitomo Realty & Development Co. Ltd.	700	24,121
Sumitomo Rubber Industries Ltd.	500	7,185
Sundrug Co. Ltd.	180	6,547
Suntory Beverage & Food Ltd.	370	15,084
Suruga Bank Ltd.	600	2,820
Suzuken Co. Ltd.	230	11,661
Suzuki Motor Corp.	1,120	55,973
Sysmex Corp.	520	36,576
T&D Holdings, Inc.	1,500	24,212
Taiheiyo Cement Corp.	330	9,731
Taisei Corp.	600	25,707
Taisho Pharmaceutical Holdings Co. Ltd.	140	14,956
Taiyo Nippon Sanso Corp.	390	6,281
Takashimaya Co. Ltd.	200	3,152
Takeda Pharmaceutical Co. Ltd.	2,100	85,882
TDK Corp.	300	26,090
Teijin Ltd.	540	9,378
Terumo Corp.	880	47,413
THK Co. Ltd.	370	8,223
Tobu Railway Co. Ltd.	550	15,283
Toho Co. Ltd.	320	10,451
Toho Gas Co. Ltd.	240	8,265
Tohoku Electric Power Co., Inc.	1,280	16,179
Tokio Marine Holdings, Inc.	1,820	86,249
Tokyo Broadcasting System Holdings, Inc.	100	1,855
Tokyo Century Corp.	160	8,601
Tokyo Electric Power Co. Holdings, Inc.*	4,200	21,527
Tokyo Electron Ltd.	430	59,900
Tokyo Gas Co. Ltd.	1,240	30,430
Tokyo Tatemono Co. Ltd.	570	6,134
Tokyu Corp.	1,400	23,139
Tokyu Fudosan Holdings Corp.	1,700	9,610
Toppan Printing Co. Ltd.	750	10,627
Toray Industries, Inc.	4,090	29,117
Toshiba Corp.*	1,610	48,370
Tosoh Corp.	750	9,918
TOTO Ltd.	350	12,607
Toyo Seikan Group Holdings Ltd.	470	9,631
Toyo Suisan Kaisha Ltd.	270	9,281

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Toyoda Gosei Co. Ltd.	210	$4,536
Toyota Boshoku Corp.	180	2,999
Toyota Industries Corp.	510	25,092
Toyota Motor Corp.	6,780	397,773
Toyota Tsusho Corp.	660	23,842
Trend Micro, Inc.	340	19,648
Tsuruha Holdings, Inc.	70	7,286
Unicharm Corp.	1,040	28,179
United Urban Investment Corp., REIT	8	12,174
USS Co. Ltd.	600	10,840
Welcia Holdings Co. Ltd.	160	8,192
West Japan Railway Co.	520	34,912
Yahoo Japan Corp.	6,500	20,426
Yakult Honsha Co. Ltd.	360	25,507
Yamada Denki Co. Ltd.	1,900	8,967
Yamaguchi Financial Group, Inc.	100	1,053
Yamaha Corp.	440	19,443
Yamaha Motor Co. Ltd.	800	18,942
Yamato Holdings Co. Ltd.	970	26,605
Yamazaki Baking Co. Ltd.	400	7,218
Yaskawa Electric Corp.	760	22,034
Yokogawa Electric Corp.	700	13,793
Yokohama Rubber Co. Ltd. (The)	370	7,182
ZOZO, Inc.	490	11,768

		9,267,778

Luxembourg 0.3%
Aperam SA	129	4,392
ArcelorMittal	1,662	41,368
Eurofins Scientific SE	29	14,664
L’Occitane International SA	1,000	1,884
RTL Group SA	111	7,129
SES SA	978	21,070
Tenaris SA	1,216	18,035
Ternium SA, ADR	154	4,903

		113,445

Macau 0.1%
MGM China Holdings Ltd.	1,900	2,701
Sands China Ltd.	6,400	25,362

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	31

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Macau (cont’d.)
SJM Holdings Ltd.	4,600	$3,731
Wynn Macau Ltd.	4,400	9,130

		40,924

Malta 0.0%
Kindred Group PLC, SDR	567	6,061

Netherlands 4.1%
Aalberts Industries NV	250	9,178
ABN AMRO Group NV, CVA, 144A	1,110	27,275
Aegon NV	4,690	28,780
Akzo Nobel NV	675	56,757
Altice Europe NV*	1,285	3,069
Altice Europe NV (Class B Stock)*	514	1,231
ASM International NV*	114	4,901
ASML Holding NV	1,094	187,264
ASR Nederland NV	361	16,422
Boskalis Westminster	207	5,966
Euronext NV, 144A	197	12,171
EXOR NV	278	15,752
Gemalto NV*	215	12,264
GrandVision NV, 144A	107	2,703
HAL Trust	222	35,686
Heineken Holding NV	292	25,309
Heineken NV	630	56,754
ING Groep NV	10,490	124,387
InterXion Holding NV*	195	11,480
Koninklijke Ahold Delhaize NV	3,158	72,314
Koninklijke DSM NV	465	40,726
Koninklijke KPN NV	8,942	23,622
Koninklijke Philips NV	2,502	93,468
Koninklijke Vopak NV	174	7,872
NN Group NV	883	37,965
OCI NV*	241	6,846
Randstad NV	310	15,637
Royal Dutch Shell PLC (Class A Stock)	12,395	393,335
Royal Dutch Shell PLC (Class B Stock)	10,099	330,280
SBM Offshore NV	525	9,077
Signify NV, 144A	320	7,893
VEON Ltd., ADR	1,341	3,768
Wolters Kluwer NV	760	43,186

		1,723,338

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

New Zealand 0.2%
Auckland International Airport Ltd.	2,431	$11,088
Contact Energy Ltd.	1,902	6,950
Fisher & Paykel Healthcare Corp. Ltd.	1,466	13,001
Fletcher Building Ltd.*	2,568	10,124
Fonterra Co-operative Group Ltd.	206	655
Mercury NZ Ltd.	1,591	3,535
Meridian Energy Ltd.	3,215	6,579
Ryman Healthcare Ltd.	1,069	8,446
Spark New Zealand Ltd.	4,770	12,331

		72,709

Norway 0.7%
DNB ASA	2,857	51,638
Equinor ASA	2,633	68,013
Gjensidige Forsikring ASA	432	6,677
Kongsberg Gruppen ASA	144	2,373
Leroy Seafood Group ASA	664	6,127
Marine Harvest ASA	1,113	26,947
Norsk Hydro ASA	3,471	17,995
Orkla ASA	2,159	18,613
Salmar ASA	155	8,167
Schibsted ASA (Class A Stock)	214	7,401
Schibsted ASA (Class B Stock)	242	7,674
Telenor ASA	1,815	33,265
Yara International ASA	454	19,521

		274,411

Portugal 0.2%
Banco Comercial Portugues SA*	21,788	5,883
EDP - Energias de Portugal SA	5,895	20,713
Galp Energia SGPS SA	1,424	24,780
Jeronimo Martins SGPS SA	665	8,166
Navigator Co. SA (The)	871	4,349
NOS SGPS SA	638	3,586
Sonae SGPS SA	1,985	1,990

		69,467

Russia 0.1%
Evraz PLC	1,318	9,149

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	33

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Russia (cont’d.)
X5 Retail Group NV, GDR	261	$6,134
Yandex NV (Class A Stock)*	717	21,603

		36,886

Singapore 1.1%
Ascendas Real Estate Investment Trust, REIT	6,600	12,009
BOC Aviation Ltd., 144A	500	3,582
CapitaLand Commercial Trust, REIT	5,997	7,487
CapitaLand Ltd.	7,100	16,129
CapitaLand Mall Trust, REIT	6,300	9,606
City Developments Ltd.	1,200	6,866
ComfortDelGro Corp. Ltd.	5,500	8,938
DBS Group Holdings Ltd.	4,832	82,096
First Resources Ltd.	1,300	1,484
Frasers Property Ltd.	900	1,026
Genting Singapore Ltd.	16,600	10,588
Great Eastern Holdings Ltd.	400	7,389
Jardine Cycle & Carriage Ltd.	240	5,252
Keppel Corp. Ltd.	4,000	17,940
Keppel REIT	6,100	4,982
Olam International Ltd.	1,700	2,214
Oversea-Chinese Banking Corp. Ltd.	8,914	69,304
SATS Ltd.	1,600	5,761
Sembcorp Industries Ltd.	2,500	5,096
Sembcorp Marine Ltd.	1,800	2,088
SIA Engineering Co. Ltd.	600	1,227
Singapore Airlines Ltd.	1,300	8,906
Singapore Exchange Ltd.	2,100	10,388
Singapore Post Ltd.	4,200	3,153
Singapore Press Holdings Ltd.	4,300	8,231
Singapore Technologies Engineering Ltd.	3,900	10,011
Singapore Telecommunications Ltd.	20,000	45,670
StarHub Ltd.	1,200	1,630
Suntec Real Estate Investment Trust, REIT	5,500	7,035
United Industrial Corp. Ltd.	1,300	2,628
United Overseas Bank Ltd.	3,457	60,942
UOL Group Ltd.	1,300	5,666
Wilmar International Ltd.	5,100	11,656

		456,980

South Africa 0.2%
Anglo American PLC	2,635	56,404
Investec PLC	1,688	10,471

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

South Africa (cont’d.)
Nedbank Group Ltd.	403	$6,814
Old Mutual Ltd.	12,552	18,954

		92,643

Spain 2.7%
Acciona SA	54	4,564
Acerinox SA	484	5,409
ACS Actividades de Construccion y Servicios SA	680	25,502
Aena SME SA, 144A	175	27,965
Almirall SA	130	2,355
Amadeus IT Group SA	1,105	89,100
Atresmedia Corp. de Medios de Comunicacion SA	150	847
Banco Bilbao Vizcaya Argentaria SA	17,963	98,830
Banco de Sabadell SA	14,676	19,356
Banco Santander SA	42,814	202,684
Bankia SA	3,142	9,859
Bankinter SA	1,782	14,611
Bolsas y Mercados Espanoles SHMSF SA	202	5,986
CaixaBank SA	9,529	38,674
Cellnex Telecom SA, 144A	422	10,525
Cia de Distribucion Integral Logista Holdings SA	165	3,990
Corp. Financiera Alba SA	52	2,499
Distribuidora Internacional de Alimentacion SA	1,312	990
Ebro Foods SA	243	4,773
EDP Renovaveis SA	352	3,148
Enagas SA	619	16,435
Endesa SA	825	17,283
Ferrovial SA	1,285	25,769
Fomento de Construcciones y Contratas SA*	171	2,266
Gestamp Automocion SA, 144A	355	2,254
Grifols SA	895	25,492
Grupo Catalana Occidente SA	135	5,584
Iberdrola SA	16,138	114,271
Industria de Diseno Textil SA	2,819	79,514
Mapfre SA	2,571	7,675
Mediaset Espana Comunicacion SA	392	2,670
Melia Hotels International SA	261	2,687
Merlin Properties Socimi SA, REIT	930	11,664
Metrovacesa SA, 144A*	78	962
Naturgy Energy Group SA	863	21,223
Obrascon Huarte Lain SA	293	335
Prosegur Cash SA, 144A	778	1,542
Prosegur Cia de Seguridad SA	677	3,768
Red Electrica Corp. SA	1,193	24,773

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	35

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Spain (cont’d.)
Repsol SA	3,226	$57,775
Siemens Gamesa Renewable Energy SA*	604	6,698
Tecnicas Reunidas SA	64	1,721
Telefonica SA	12,335	101,084
Zardoya Otis SA	409	2,800

		1,107,912

Sweden 2.4%
AAK AB	446	6,733
Ahlsell AB, 144A	784	3,968
Alfa Laval AB	875	22,351
Arjo AB (Class B Stock)	874	2,969
Assa Abloy AB (Class B Stock)	2,511	50,105
Atlas Copco AB (Class A Stock)*	1,668	41,326
Atlas Copco AB (Class B Stock)	1,051	24,123
Autoliv, Inc.	227	18,918
Axfood AB	247	4,406
Axis Communications AB	40	1,588
BillerudKorsnas AB	434	5,149
Boliden AB*	712	16,281
Castellum AB	704	12,159
Electrolux AB (Class B Stock)	622	12,924
Elekta AB (Class B Stock)	925	11,722
Epiroc AB (Class A Stock)*	1,716	15,049
Epiroc AB (Class B Stock)*	982	8,081
Essity AB (Class A Stock)	80	1,817
Essity AB (Class B Stock)	1,612	36,789
Fabege AB	753	9,622
Fastighets AB Balder (Class B Stock)*	246	6,168
Fingerprint Cards AB (Class B Stock)*	359	446
Getinge AB (Class B Stock)	545	5,343
Hennes & Mauritz AB (Class B Stock)	2,326	41,107
Hexagon AB (Class B Stock)	679	33,102
Hexpol AB	608	5,628
Holmen AB (Class B Stock)	255	5,845
Hufvudstaden AB (Class A Stock)	353	5,220
Husqvarna AB (Class B Stock)	1,150	8,681
ICA Gruppen AB	235	8,313
Investment AB Latour (Class B Stock)	312	3,779
L E Lundbergforetagen AB (Class B Stock)	192	5,926
Lifco AB (Class B Stock)	119	5,063
Lundin Petroleum AB	495	15,073
Modern Times Group MTG AB (Class B Stock)	157	5,801
NCC AB (Class A Stock)	67	1,004

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
NCC AB (Class B Stock)	247	$3,683
Nibe Industrier AB (Class B Stock)	870	9,091
Ratos AB (Class B Stock)	435	1,176
Saab AB (Class B Stock)	194	7,610
Sandvik AB	2,858	45,152
Securitas AB (Class B Stock)	804	13,789
Skandinaviska Enskilda Banken AB (Class A Stock)	3,853	39,924
Skanska AB (Class B Stock)	1,001	15,750
SKF AB (Class A Stock)	97	1,551
SKF AB (Class B Stock)	990	15,888
SSAB AB (Class A Stock)	513	2,050
SSAB AB (Class B Stock)	1,469	4,762
Svenska Cellulosa AB SCA (Class A Stock)	137	1,326
Svenska Cellulosa AB SCA (Class B Stock)	1,675	15,857
Svenska Handelsbanken AB (Class A Stock)	3,869	42,078
Svenska Handelsbanken AB (Class B Stock)	44	488
Swedbank AB (Class A Stock)	2,670	60,099
Swedish Match AB	471	24,014
Swedish Orphan Biovitrum AB*	445	9,077
Tele2 AB (Class B Stock)	979	11,113
Telefonaktiebolaget LM Ericsson (Class A Stock)	104	924
Telefonaktiebolaget LM Ericsson (Class B Stock)	7,939	69,221
Telia Co. AB	7,399	33,340
Trelleborg AB (Class B Stock)	632	11,413
Veoneer, Inc.*	227	7,623
Volvo AB (Class A Stock)	529	7,932
Volvo AB (Class B Stock)	4,083	61,084
Wallenstam AB (Class B Stock)	458	4,122

		982,716

Switzerland 8.0%
ABB Ltd.	4,852	97,660
Adecco Group AG	407	19,897
Allreal Holding AG*	40	6,135
Alpiq Holding AG*	18	1,523
Aryzta AG*	217	2,019
Baloise Holding AG	133	19,043
Banque Cantonale Vaudoise	8	5,981
Barry Callebaut AG	5	9,770
Basellandschaftliche Kantonalbank	3	2,696
Basler Kantonalbank	21	1,642
Berner Kantonalbank AG	10	2,103
Bucher Industries AG	21	5,804
Chocoladefabriken Lindt & Spruengli AG	3	20,673

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	37

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Cie Financiere Richemont SA	1,385	$101,093
Clariant AG*	519	11,192
Coca-Cola HBC AG*	551	16,272
Credit Suisse Group AG*	6,918	90,252
DKSH Holding AG	87	5,865
dormakaba Holding AG*	8	5,769
Dufry AG*	92	10,362
Emmi AG*	6	4,351
EMS-Chemie Holding AG	19	10,473
Flughafen Zurich AG	50	9,899
GAM Holding AG*	457	2,653
Geberit AG	97	37,953
Georg Fischer AG	11	10,236
Givaudan SA	25	60,715
Glencore PLC*	31,459	128,349
Helvetia Holding AG	19	11,642
Idorsia Ltd.*	230	4,455
IWG PLC	1,618	4,751
Julius Baer Group Ltd.*	597	27,183
Kuehne + Nagel International AG	141	19,592
LafargeHolcim Ltd.*	1,299	60,073
Lonza Group AG*	198	62,332
Luzerner Kantonalbank AG	7	3,508
Nestle SA	8,092	683,502
Novartis AG	5,864	513,054
OC Oerlikon Corp. AG*	513	6,112
Panalpina Welttransport Holding AG	38	4,640
Partners Group Holding AG	44	31,326
PSP Swiss Property AG	116	11,192
Roche Holding AG	1,871	454,963
Roche Holding AG (XBRN)	73	17,749
Schindler Holding AG	54	11,215
Schindler Holding AG, (Part. Cert.)	112	23,609
SFS Group AG*	56	5,498
SGS SA	14	33,204
Sika AG	380	48,821
Sonova Holding AG	137	22,401
St Galler Kantonalbank AG	8	3,941
STMicroelectronics NV	1,748	26,586
Straumann Holding AG	27	18,421
Sulzer AG	31	3,111
Sunrise Communications Group AG, 144A*	87	7,661
Swatch Group AG (The)	80	26,993
Swatch Group AG (The), Reg. Shs.	135	9,002

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Swiss Life Holding AG*	93	$35,108
Swiss Prime Site AG*	214	17,359
Swiss Re AG	816	73,680
Swisscom AG	69	31,563
Temenos AG*	163	22,413
UBS Group AG*	9,479	132,135
Vifor Pharma AG	126	18,162
Zurich Insurance Group AG*	405	125,773

		3,313,110

Taiwan 0.0%
FIT Hon Teng Ltd., 144A	2,000	831

Thailand 0.0%
Sea Ltd., ADR*	114	1,488

United Kingdom 14.0%
3i Group PLC	2,583	28,974
AA PLC	1,377	1,763
Admiral Group PLC	529	13,619
Aggreko PLC	659	7,230
Ashmore Group PLC	999	4,506
Ashtead Group PLC	1,329	32,941
ASOS PLC*	151	10,540
Associated British Foods PLC	932	28,432
AstraZeneca PLC	3,415	261,135
Auto Trader Group PLC, 144A	2,408	12,618
Avast PLC, 144A*	527	1,876
Aviva PLC	10,458	57,297
B&M European Value Retail SA	2,246	11,973
Babcock International Group PLC	745	5,820
BAE Systems PLC	8,718	58,541
Balfour Beatty PLC	2,063	6,940
Barclays PLC	45,946	101,358
Barratt Developments PLC	2,618	17,212
BBA Aviation PLC	2,661	8,169
Beazley PLC	1,312	8,851
Bellway PLC	320	11,755
Berkeley Group Holdings PLC	340	15,216
BP PLC	52,624	380,394
British American Tobacco PLC	6,149	266,903
British Land Co. PLC (The), REIT	2,706	20,458
Britvic PLC	669	6,762

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	39

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
BT Group PLC	22,441	$69,028
BTG PLC*	1,040	7,327
Bunzl PLC	925	27,326
Burberry Group PLC	1,148	26,725
Capita PLC*	4,906	8,047
Capital & Counties Properties PLC	1,926	6,166
Centrica PLC	15,004	28,228
Close Brothers Group PLC	432	8,123
CNH Industrial NV	2,651	27,515
Cobham PLC*	6,222	8,526
Coca-Cola European Partners PLC	268	12,191
Compass Group PLC	4,242	83,496
ConvaTec Group PLC, 144A	3,762	7,789
Croda International PLC	355	21,888
CYBG PLC	3,261	11,219
Daily Mail & General Trust PLC (Class A Stock)	709	6,331
DCC PLC	273	23,438
Derwent London PLC, REIT	253	9,462
Diageo PLC	6,507	224,841
Dialog Semiconductor PLC*	180	4,770
Direct Line Insurance Group PLC	3,801	16,018
Dixons Carphone PLC	3,072	6,656
Drax Group PLC	977	5,016
DS Smith PLC	3,591	18,033
Dunelm Group PLC	237	1,804
easyJet PLC	569	8,729
En+ Group PLC^	106	—
Essentra PLC	586	2,862
Experian PLC	2,447	56,292
Fiat Chrysler Automobiles NV*	3,015	46,007
G4S PLC	4,027	11,073
GlaxoSmithKline PLC	13,130	254,021
Great Portland Estates PLC, REIT	774	6,908
Greene King PLC	836	5,159
Halma PLC	1,047	17,764
Hammerson PLC, REIT	2,066	11,572
Hargreaves Lansdown PLC	732	17,487
Hays PLC	3,488	7,327
Hiscox Ltd.	723	15,052
Howden Joinery Group PLC	1,511	9,064
HSBC Holdings PLC	54,144	445,087
IG Group Holdings PLC	895	6,917
IMI PLC	692	8,782
Imperial Brands PLC	2,545	86,266

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Inchcape PLC	1,027	$7,104
Indivior PLC*	1,697	4,087
Informa PLC	3,401	31,039
Inmarsat PLC	1,193	6,929
InterContinental Hotels Group PLC	525	27,680
Intermediate Capital Group PLC	723	8,804
International Consolidated Airlines Group SA	2,812	21,694
Intertek Group PLC	446	26,721
Intu Properties PLC, REIT	2,622	6,554
ITV PLC	10,487	19,960
J Sainsbury PLC	4,407	17,531
Janus Henderson Group PLC	517	12,703
Jardine Lloyd Thompson Group PLC	319	7,696
JD Sports Fashion PLC	976	5,097
John Wood Group PLC	1,715	15,685
Johnson Matthey PLC	534	20,298
Jupiter Fund Management PLC	1,078	4,645
Just Eat PLC*	1,467	11,386
Kingfisher PLC	5,593	18,182
Land Securities Group PLC, REIT	1,992	21,729
Legal & General Group PLC	15,861	51,046
Liberty Global PLC (Class A Stock)*	524	13,430
Liberty Global PLC (Class C Stock)*	1,426	35,707
Linde PLC*	771	126,493
Lloyds Banking Group PLC	193,453	141,244
London Stock Exchange Group PLC	855	47,172
Man Group PLC	3,975	7,889
Manchester United PLC (Class A Stock)	81	1,696
Marks & Spencer Group PLC	4,227	15,956
Meggitt PLC	2,015	13,633
Merlin Entertainments PLC, 144A	1,755	7,253
Metro Bank PLC*	234	6,658
Micro Focus International PLC	1,116	17,363
Millennium & Copthorne Hotels PLC	304	1,846
Mondi PLC	1,019	24,052
Moneysupermarket.com Group PLC	1,348	5,056
National Grid PLC	9,151	96,783
NEX Group PLC	879	12,759
Next PLC	359	23,869
Ocado Group PLC*	1,302	14,189
Pearson PLC	2,132	24,432
Pennon Group PLC	1,089	10,397
Persimmon PLC	832	24,412
Petrofac Ltd.	783	5,792

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	41

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Phoenix Group Holdings	1,818	$13,986
Playtech PLC	769	4,711
Provident Financial PLC*	660	4,305
Prudential PLC	6,981	140,185
Quilter PLC, 144A	5,008	7,414
Randgold Resources Ltd.	253	19,899
Reckitt Benckiser Group PLC	1,686	136,409
RELX PLC	5,151	101,879
Rentokil Initial PLC	5,192	20,992
Rightmove PLC	2,340	13,530
Rolls-Royce Holdings PLC*	4,449	47,702
Rolls-Royce Holdings PLC-ENT	204,654	262
Rotork PLC	2,213	8,534
Royal Bank of Scotland Group PLC	12,239	36,793
Royal Mail PLC	2,572	11,800
RPC Group PLC	1,131	11,021
RSA Insurance Group PLC	2,877	20,755
Saga PLC	2,971	4,526
Sage Group PLC (The)	3,036	21,125
Schroders PLC	312	10,693
Schroders PLC NV	123	3,512
Segro PLC, REIT	2,808	22,054
Serco Group PLC*	2,479	3,046
Severn Trent PLC	668	15,914
Shaftesbury PLC, REIT	678	7,781
Sky PLC	177	3,909
Smith & Nephew PLC	2,325	37,729
Smiths Group PLC	1,105	19,735
Spectris PLC	337	9,242
Spirax-Sarco Engineering PLC	191	15,804
Sports Direct International PLC*	516	2,154
SSE PLC	2,716	39,605
St. James’s Place PLC	1,357	17,589
Stagecoach Group PLC	892	1,744
Standard Chartered PLC	7,236	50,821
Standard Life Aberdeen PLC*	7,122	24,597
Subsea 7 SA	669	8,430
TalkTalk Telecom Group PLC	1,429	2,193
Tate & Lyle PLC	1,211	10,428
Taylor Wimpey PLC	8,460	17,466
TechnipFMC PLC	1,243	32,888
Tesco PLC	25,997	70,931
Thomas Cook Group PLC	3,014	1,739
Travis Perkins PLC	656	9,286

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Unilever NV, CVA	4,076	$218,999
Unilever PLC	2,999	158,725
United Utilities Group PLC	1,776	16,494
Vodafone Group PLC	71,921	135,985
Weir Group PLC (The)	673	13,677
WH Smith PLC	264	6,564
Whitbread PLC	502	28,232
William Hill PLC	2,233	6,003
WM Morrison Supermarkets PLC	5,927	18,793
WPP PLC	3,254	36,908

		5,797,764

United States 0.9%
Carnival PLC	455	24,853
Core Laboratories NV	113	9,632
Delphi Technologies PLC	210	4,502
Ferguson PLC	624	42,085
Flex Ltd.*	1,463	11,499
ICON PLC*	141	19,469
OneMarket Ltd.*	211	122
Razer, Inc., 144A*	8,000	1,240
Samsonite International SA, 144A*	3,900	11,288
Seagate Technology PLC	761	30,615
Shire PLC	2,415	145,111
Taro Pharmaceutical Industries Ltd.*	33	3,284
TE Connectivity Ltd.	937	70,669

		374,369

TOTAL COMMON STOCKS (cost $37,521,601)		37,466,956

EXCHANGE TRADED FUND 2.9%

United States
iShares MSCI EAFE ETF (cost $1,215,278)	19,340	1,207,976

PREFERRED STOCKS 0.6%

Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	155	11,674
FUCHS PETROLUB SE (PRFC)	200	9,270
Henkel AG & Co. KGaA (PRFC)	478	52,255

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	43

Schedule of Investments (continued)

as of October 31, 2018

Description	Shares	Value
PREFERRED STOCKS (Continued)

Germany (cont’d.)
Jungheinrich AG (PRFC)	126	$4,180
Porsche Automobil Holding SE (PRFC)	423	26,943
RWE AG (PRFC)	103	1,716
Sartorius AG (PRFC)	89	12,907
Schaeffler AG (PRFC)	157	1,659
Volkswagen AG (PRFC)	491	82,707

		203,311

Japan 0.0%
Ito En Ltd. (PRFC)	100	2,086
Shinkin Central Bank (Class A Stock) (PRFC)	2	4,203

		6,289

Spain 0.1%
Grifols SA (Class B Stock) (PRFC)	681	14,023

TOTAL PREFERRED STOCKS (cost $216,781)		223,623

	Units
RIGHTS* 0.0%

Spain
Banco Santander SA, expiring 11/01/2018 (cost $1,694)	41,982	1,631

TOTAL LONG-TERM INVESTMENTS (cost $38,955,354)		38,900,186

	Shares

SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUNDS 2.4%
PGIM Core Ultra Short Bond Fund(w)	1,006,402	1,006,402
PGIM Institutional Money Market Fund (cost $731; includes $730 of cash collateral for securities on loan)(b)(w)	731	731

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,007,133)		1,007,133

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) 0.5%
U.S. Treasury Bills (cost $179,479)(k)	2.136%	12/20/18	180	$179,479

TOTAL SHORT-TERM INVESTMENTS (cost $1,186,612)				1,186,612

TOTAL INVESTMENTS 96.8% (cost $40,141,966)				40,086,798
Other assets in excess of liabilities(z) 3.2%				1,341,823

NET ASSETS 100.0%				$41,428,621

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

AGC—Assured Guaranty Corp.

ASX—Australian Securities Exchange

BBA—British Bankers Association

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

REIT—Real Estate Investment Trust

RSP—Savings Shares

SDR—Sweden Depositary Receipt

UTS—Unit Trust Security

XBRN—Berne Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $539 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $704; cash collateral of $730 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	45

Schedule of Investments (continued)

as of October 31, 2018

Futures contracts outstanding at October 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	ASX SPI 200 Index	Dec. 2018	$102,646	$(6,515)
15	Euro STOXX 50 Index	Dec. 2018	542,650	(21,928)
3	FTSE 100 Index	Dec. 2018	272,679	(3,962)
8	Mini MSCI EAFE Index	Dec. 2018	725,000	(46,415)
1	Nikkei 225 Index	Dec. 2018	108,975	(5,200)
2	TOPIX Index	Dec. 2018	290,867	(6,824)

				$(90,844)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$3,564	$179,479

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$34,098	$2,685,548	$—
Austria	—	121,602	—
Belgium	—	398,565	—
Chile	—	9,062	—
China	—	121,052	—
Colombia	—	14,017	—
Denmark	—	613,798	—
Finland	—	505,517	—
France	3,693	3,723,311	—

See Notes to Financial Statements.

46

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Germany	$3,421	$3,088,565	$—
Ghana	—	10,301	—
Hong Kong	10,543	1,157,331	539
Ireland	16,476	206,610	—
Israel	31,191	148,568	—
Italy	—	830,316	—
Japan	—	9,267,778	—
Luxembourg	4,903	108,542	—
Macau	—	40,924	—
Malta	—	6,061	—
Netherlands	15,248	1,708,090	—
New Zealand	—	72,709	—
Norway	—	274,411	—
Portugal	—	69,467	—
Russia	27,737	9,149	—
Singapore	—	456,980	—
South Africa	—	92,643	—
Spain	—	1,107,912	—
Sweden	26,541	956,175	—
Switzerland	—	3,313,110	—
Taiwan	—	831	—
Thailand	1,488	—	—
United Kingdom	202,220	5,595,544	—
United States	149,670	224,699	—
Exchange Traded Fund
United States	1,207,976	—	—
Preferred Stocks
Germany	—	203,311	—
Japan	—	6,289	—
Spain	—	14,023	—
Rights
Spain	1,631	—	—
Affiliated Mutual Funds	1,007,133	—	—
U.S. Treasury Obligation
United States	—	179,479	—
Other Financial Instruments*
Futures Contracts	(90,844)	—	—

Total	$2,653,125	$37,342,290	$539

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	47

Schedule of Investments (continued)

as of October 31, 2018

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2018 were as follows (unaudited):

Banks	9.8%
Pharmaceuticals	6.5
Oil, Gas & Consumable Fuels	5.6
Insurance	5.2
Chemicals	3.6
Food Products	3.2
Automobiles	3.2
Exchange Traded Fund	2.9
Metals & Mining	2.8
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	2.4
Capital Markets	2.3
Machinery	2.1
Diversified Telecommunication Services	2.1
Electric Utilities	2.1
Real Estate Management & Development	1.9
Beverages	1.8
Personal Products	1.8
Electronic Equipment, Instruments & Components	1.7
Textiles, Apparel & Luxury Goods	1.6
Food & Staples Retailing	1.6
Software	1.6
Health Care Equipment & Supplies	1.6
Equity Real Estate Investment Trusts (REITs)	1.4
Trading Companies & Distributors	1.4
Industrial Conglomerates	1.4
Household Durables	1.4
Wireless Telecommunication Services	1.3
Road & Rail	1.3
Aerospace & Defense	1.2
Hotels, Restaurants & Leisure	1.2
Tobacco	1.2
Professional Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Biotechnology	1.1
Construction & Engineering	1.1
Electrical Equipment	1.0
Media	1.0
Auto Components	1.0
IT Services	0.9%
Multi-Utilities	0.8
Household Products	0.7
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	0.6
Building Products	0.5
Commercial Services & Supplies	0.5
Construction Materials	0.5
U.S. Treasury Obligation	0.5
Gas Utilities	0.5
Paper & Forest Products	0.5
Diversified Financial Services	0.4
Health Care Providers & Services	0.4
Communications Equipment	0.4
Transportation Infrastructure	0.3
Air Freight & Logistics	0.3
Containers & Packaging	0.3
Leisure Products	0.3
Multiline Retail	0.2
Energy Equipment & Services	0.2
Life Sciences Tools & Services	0.2
Interactive Media & Services	0.2
Marine	0.2
Airlines	0.1
Health Care Technology	0.1
Internet & Direct Marketing Retail	0.0	*
Water Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Consumer Finance	0.0	*
Distributors	0.0	*
Diversified Consumer Services	0.0	*

	96.8
Other assets in excess of liabilities	3.2

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

48

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker—variation margin futures	$90,844	*
Equity contracts	Unaffiliated investments	1,631	—	—

		$1,631		$90,844

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$2,116	$37,180

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$(93)	$(136,237)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$1,670,226

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	49

Schedule of Investments (continued)

as of October 31, 2018

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$704	$(704)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

50

Statement of Assets & Liabilities

as of October 31, 2018

Assets
Investments at value, including securities on loan of $704:
Unaffiliated investments (cost $39,134,833)	$39,079,665
Affiliated investments (cost $1,007,133)	1,007,133
Foreign currency, at value (cost $989,266)	988,377
Receivable for Fund shares sold	335,546
Dividends receivable	92,883
Due from Manager	46,855
Tax reclaim receivable	45,933
Due from broker—variation margin futures	24,531
Deposit with broker for centrally cleared/exchange-traded derivatives	3,564
Receivable for investments sold	721
Prepaid expenses	843

Total Assets	41,626,051

Liabilities
Payable for investments purchased	91,458
Custodian and accounting fees payable	80,705
Accrued expenses and other liabilities	19,251
Payable for Fund shares reacquired	5,214
Payable to broker for collateral for securities on loan	730
Affiliated transfer agent fee payable	72

Total Liabilities	197,430

Net Assets	$41,428,621

Net assets were comprised of:
Shares of beneficial interest, at par	$3,646
Paid-in capital in excess of par	40,778,366
Total distributable earnings (loss)	646,609

Net assets, October 31, 2018	$41,428,621

Class R6
Net asset value, offering price and redemption price per share, ($41,428,621 ÷ 3,645,665 shares of beneficial interest issued and outstanding)	$11.36

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	51

Statement of Operations

Year Ended October 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $111,252 foreign withholding tax)	$1,025,153
Affiliated dividend income	15,504
Interest income	968
Income from securities lending, net (including affiliated income of $19)	68

Total income	1,041,693

Expenses
Management fee	90,948
Custodian and accounting fees	243,944
Pricing fees	94,000
Audit fee	32,320
Legal fees and expenses	19,577
Shareholders’ reports	18,681
Trustees’ fees	12,553
Transfer agent’s fees and expenses (including affiliated expense of $349)	413
Registration fees	188
Miscellaneous	30,727

Total expenses	543,351
Less: Fee waiver and/or expense reimbursement	(434,214)

Net expenses	109,137

Net investment income (loss)	932,556

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	70,943
Futures transactions	37,180
Foreign currency transactions	(46,013)

62,110

Net change in unrealized appreciation (depreciation) on:
Investments	(3,996,756)
Futures	(136,237)
Foreign currencies	(6,394)

(4,139,387)

Net gain (loss) on investment and foreign currency transactions	(4,077,277)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,144,721)

See Notes to Financial Statements.

52

Statements of Changes in Net Assets

	Year Ended October 31, 2018		November 17, 2016** through October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$932,556	$473,069
Net realized gain (loss) on investment and foreign currency transactions		62,110	118,235
Net change in unrealized appreciation (depreciation) on investments and foreign currencies		(4,139,387)	3,990,526

Net increase (decrease) in net assets resulting from operations		(3,144,721)	4,581,830

Dividends and Distributions
Distributions from distributable earnings*
Class R6		(776,665)	—

Dividends from net investment income
Class R6			(13,835)

Fund share transactions
Net proceeds from shares sold		18,825,405	27,757,899
Net asset value of shares issued in reinvestment of dividends and distributions		776,665	13,835
Cost of shares reacquired		(4,572,348)	(2,019,444)

Net increase (decrease) in net assets from Fund share transactions		15,029,722	25,752,290

Total increase (decrease)		11,108,336	30,320,285

Net Assets:
Beginning of period		30,320,285	—

End of period(a)		$41,428,621	$30,320,285

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$419,616

*	For the year ended October 31, 2018, the Fund has adopted amendments to Regulation S-X (refer to Note 9).
**	Commencement of operations.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	53

Notes to Financial Statements

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund (formerly known as Prudential Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Developed Markets Index Fund (the “Fund”). Effective June 11, 2018, the names of the Fund and the other funds which comprise PIP2 were changed by replacing “Prudential” with “PGIM” and each fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek to provide investment results that approximate the performance of the Russell Developed Ex North America Large Cap Net Index.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of PIP2, including: the PIP2’s Treasurer (or the Treasurer’s direct reports); and the PIP2’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under

54

the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

PGIM QMA International Developed Markets Index Fund	55

Notes to Financial Statements (continued)

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among

56

qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

PGIM QMA International Developed Markets Index Fund	57

Notes to Financial Statements (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: PIP2, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

58

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM QMA International Developed Markets Index Fund	59

Notes to Financial Statements (continued)

2. Agreements

PIP2, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.250% of the Fund’s average daily net assets.

PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.30% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes and stamp duty expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Effective November 1, 2018 this waiver agreement was extended through February 29, 2020.

60

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended October 31, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended October 31, 2018, PGIM, Inc. was compensated $9 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2018, were $17,168,289 and $3,276,396, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2018, is presented as follows:

PGIM QMA International Developed Markets Index Fund	61

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$729,158	$74,636,923	$74,359,679	$—	$—	$1,006,402	1,006,402	$15,504

PGIM Institutional Money Market Fund*
16,877	21,946	38,092	—	—	731	731	19	**

$746,035	$74,658,869	$74,397,771	$—	$—	$1,007,133		$15,523

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended October 31, 2018, the tax character of dividends paid by the Fund were $693,523 of ordinary income and $83,142 of long-term capital gains. For the period ended October 31, 2017, the tax character of dividends paid by the Fund was $13,835 of ordinary income.

As of October 31, 2018, the accumulated undistributed earnings on a tax basis were $831,142 of ordinary income and $21,561 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2018 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$40,202,048	$2,563,771	$(2,769,865)	$(206,094)

The differences between book basis and tax basis was primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial and tax accounting.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s

62

federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class R6 shares. Effective as of May 22, 2017, shares of the Fund are registered under the Securities Act of 1933, as amended.

PIP2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of October 31, 2018, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 3,645,665 Class R6 shares of the Fund. At reporting period end, seven shareholders of record held 90% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which all were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended October 31, 2018:
Shares sold	1,534,018	$18,825,405
Shares issued in reinvestment of dividends and distributions	63,092	776,665
Shares reacquired	(366,560)	(4,572,348)

Net increase (decrease) in shares outstanding	1,230,550	$15,029,722

Period ended October 31, 2017*:
Shares sold	2,580,198	$27,757,899
Shares issued in reinvestment of dividends and distributions	1,359	13,835
Shares reacquired	(166,442)	(2,019,444)

Net increase (decrease) in shares outstanding	2,415,115	$25,752,290

*	Commencement of operations was November 17, 2016.

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

PGIM QMA International Developed Markets Index Fund	63

Notes to Financial Statements (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended October 31, 2018.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

64

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. All of these have been reflected in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA International Developed Markets Index Fund	65

Financial Highlights

	Year Ended October 31, 2018	November 17, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.20)	2.30
Total from investment operations	(0.88)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.01)
Distributions fron net realized gains	(0.08)	-
Total dividends and distributions	(0.31)	(0.01)
Net asset value, end of period	$11.36	$12.55
Total Return(c):	(7.22)%	25.61%
Ratios/Supplemental Data:
Net assets, end of period (000)	$41,429	$30,320
Average net assets (000)	$36,379	$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30%	0.33%	(e)
Expenses before waivers and/or expense reimbursement	1.49%	2.61%	(e)
Net investment income (loss)	2.56%	2.39%	(e)
Portfolio turnover rate(f)	9%	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM QMA International Developed Markets Index Fund (formerly Prudential QMA International Developed Markets Index Fund) (the “Fund”), a series of Prudential Investment Portfolios 2, including the schedule of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2018 and the period from November 17, 2016 (commencement of operations) through October 31, 2017, and the related notes (collectively, the financial statements) and the financial highlights for the year or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 2018 and the period from November 17, 2016 (commencement of operations) through October 31, 2017, and the financial highlights for the year or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 17, 2018

PGIM QMA International Developed Markets Index Fund	67

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended October 31, 2018, the Fund reports the maximum amount allowed per share but not less than $0.03 for Class R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended October 31, 2018, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI):

QDI
PGIM QMA International Developed Markets Index Fund	87.72%

For the year ended October 31, 2018, the Fund made an election to pass through the maximum amount of the portion of the ordinary income dividends paid derived from foreign source income as well as any foreign taxes paid by the Fund in accordance with Section 853 of the Internal Revenue Code of the following amounts: $91,207 foreign tax credit from recognized foreign source income of $1,133,637.

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends received by you in calendar year 2018.

68

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 93	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 93	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 93	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM QMA International Developed Markets Index Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (58) Board Member Portfolios Overseen: 92	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (62) Board Member & Independent Chair Portfolios Overseen: 93	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 92	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (73) Board Member Portfolios Overseen: 93	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 93	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM QMA International Developed Markets Index Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 92	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

#	Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (56) Board Member & President Portfolios Overseen: 93	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:93	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 92	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM QMA International Developed Markets Index Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French (56) Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo (44) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

PGIM QMA International Developed Markets Index Fund

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Day One Underlying Funds (each, a “Fund, and collectively, the “Funds”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund.

[1]

Each of the PGIM Day One Underlying Funds is a series of Prudential Investment Portfolios 2. The PGIM Day One Underlying Funds discussed herein are: PGIM QMA International Developed Markets Index Fund and PGIM QMA Emerging Markets Equity Fund.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and, QMA and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, and QMA’s organizational structure, senior management, investment operations, and other relevant

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information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2017 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of each Fund compared to those of similarly managed funds and PGIM Investments’ investment in each Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2017. The Board considered that PGIM QMA International Developed Markets Index Fund commenced operations on November 17, 2016 and that PGIM QMA Emerging Markets Equity Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal period ended October 31, 2017. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The

Visit our website at pgiminvestments.com

comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM QMA International Developed Markets Index Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 0.30% through February 28, 2019.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM QMA Emerging Markets Equity Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

PGIM QMA International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

•	The Board noted that effective as of December 1, 2016 the Manager contractually agreed to cap Fund expenses (exclusive of certain fees and expenses) at 1.20% through February 28, 2019.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Andrew R. French, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SHARE CLASS	R6*
NASDAQ	PQDMX
CUSIP	74440E607

*Formerly known as Class Q shares.

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2018 and October 31, 2017, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $64,640 and $64,000 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended October 31, 2018 and October 31, 2017: none.

(c) Tax Fees

For the fiscal years ended October 31, 2018 and October 31, 2017: none.

(d) All Other Fees

For the fiscal years ended October 31, 2018 and October 31, 2017: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➣	Annual Fund financial statement audits
➣	Seed audits (related to new product filings, as required)

➣	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➣	Accounting consultations
➣	Fund merger support services
➣	Agreed Upon Procedure Reports
➣	Attestation Reports
➣	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➣	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➣	Timely RIC qualification reviews
➣	Tax distribution analysis and planning
➣	Tax authority examination services
➣	Tax appeals support services
➣	Accounting methods studies
➣	Fund merger support services
➣	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➣        Bookkeeping or other services related to the accounting records or financial statements of the Fund

➣        Financial information systems design and implementation

➣        Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

➣        Actuarial services

➣        Internal audit outsourcing services

➣        Management functions or human resources

➣        Broker or dealer, investment adviser, or investment banking services

➣        Legal services and expert services unrelated to the audit

➣        Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended October 31, 2018 and October 31, 2017: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2018 and October 31, 2017 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	December 18, 2018